PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
PERFORMANCE RESULTS (unaudited)

                           NET ASSET VALUE                 TOTAL RETURN/1/
                   -------------------------------- -----------------------------
                                                      12 MONTHS       6 MONTHS
                   11/30/97  05/31/97   11/30/96    ENDED 11/30/97 ENDED 11/30/97
---------------------------------------------------------------------------------
Class A Shares      $ 2.37    $ 2.34     $ 2.35           6.67%         4.07%
---------------------------------------------------------------------------------
Class B Shares        2.37      2.34       2.35           5.81          3.65
---------------------------------------------------------------------------------
Class C Shares        2.37      2.34       2.35           6.05          3.76
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS                    TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED  DIVIDENDS PAID     RETURN/1/
---------------------------------------------------------------------------------
05/03/93-12/31/93   $ 2.50    $ 2.48       --          $0.0812          2.48%
---------------------------------------------------------------------------------
1994                  2.48      2.25       --           0.1217         (4.39)
---------------------------------------------------------------------------------
1995                  2.25      2.35       --           0.1357         10.75
---------------------------------------------------------------------------------
1996                  2.35      2.34       --           0.1360          5.57
---------------------------------------------------------------------------------
01/01/97-11/30/97     2.34      2.37       --           0.1148          6.34
---------------------------------------------------------------------------------
                                  Totals:  $0.0000     $0.5894
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 11/30/97:      21.81%
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS                    TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED  DIVIDENDS PAID     RETURN/1/
---------------------------------------------------------------------------------
05/03/93-12/31/93   $ 2.50    $ 2.48       --          $0.0687          1.97%
---------------------------------------------------------------------------------
1994                  2.48      2.25       --           0.1034         (5.14)
---------------------------------------------------------------------------------
1995                  2.25      2.35       --           0.1157          9.79
---------------------------------------------------------------------------------
1996                  2.35      2.34       --           0.1171          4.72
---------------------------------------------------------------------------------
01/01/97-11/30/97     2.34      2.37       --           0.0980          5.59
---------------------------------------------------------------------------------
                                  Totals:  $0.0000     $0.5029
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 11/30/97:      17.43%
---------------------------------------------------------------------------------

/1/ Figures assume reinvestment of all dividends at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
PERFORMANCE RESULTS (unaudited) (concluded)

PERFORMANCE SUMMARY CLASS C SHARES

                   NET ASSET VALUE
                   ----------------   CAPITAL GAINS    DIVIDENDS TOTAL
PERIOD COVERED     BEGINNING ENDING    DISTRIBUTED       PAID    RETURN/1/
--------------------------------------------------------------------------
05/03/93-12/31/93   $ 2.50   $ 2.48         --         $ 0.0730   2.14%
--------------------------------------------------------------------------
1994                  2.48     2.25         --           0.1094  (4.89)
--------------------------------------------------------------------------
1995                  2.25     2.35         --           0.1217  10.09
--------------------------------------------------------------------------
1996                  2.35     2.34         --           0.1221   4.94
--------------------------------------------------------------------------
01/01/97-11/30/97     2.34     2.37         --           0.1026   5.80
--------------------------------------------------------------------------
                                    Totals:  $ 0.0000  $ 0.5288
--------------------------------------------------------------------------
                        CUMULATIVE TOTAL RETURN AS OF 11/30/97:  18.74%
--------------------------------------------------------------------------

/1/ Figures assume reinvestment of all dividends at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included.

Note:The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the year ended November 30, 1997 and since inception, October 20, 1995 through November 30, 1997, Class Y shares have a total return of 6.87% and 14.92%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER U.S. GOVERNMENT INCOME FUND
PERFORMANCE RESULTS (unaudited)

                           NET ASSET VALUE                 TOTAL RETURN/1/
                   -------------------------------- -----------------------------
                                                      12 MONTHS       6 MONTHS
                   11/30/97  05/31/97   11/30/96    ENDED 11/30/97 ENDED 11/30/97
---------------------------------------------------------------------------------
Class A Shares      $ 8.94    $ 8.64      $ 8.86          7.27%          6.62%
---------------------------------------------------------------------------------
Class B Shares        8.94      8.65        8.87           6.34          6.09
---------------------------------------------------------------------------------
Class C Shares        8.93      8.64        8.86           6.62          6.23
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED     PAID/2/         RETURN/1/
---------------------------------------------------------------------------------
08/31/84-12/31/84   $ 9.57    $ 9.78       --          $ 0.3515          5.95%
---------------------------------------------------------------------------------
1985                  9.78     10.32       --            1.2600         19.79
---------------------------------------------------------------------------------
1986                 10.32     10.21     $0.0053         1.1924         11.18
---------------------------------------------------------------------------------
1987                 10.21      9.34      0.0027         0.9160          0.59
---------------------------------------------------------------------------------
1988                  9.34      9.18       --            0.8718          7.83
---------------------------------------------------------------------------------
1989                  9.18      9.49       --            0.7994         12.58
---------------------------------------------------------------------------------
1990                  9.49      9.57       --            0.7883          9.67
---------------------------------------------------------------------------------
1991                  9.57     10.18       --            0.7683         14.89
---------------------------------------------------------------------------------
1992                 10.18     10.05       --            0.7372          6.37
---------------------------------------------------------------------------------
1993                 10.05     10.03       --            0.6590          6.48
---------------------------------------------------------------------------------
1994                 10.03      8.40       --            0.6014        (10.51)
---------------------------------------------------------------------------------
1995                  8.40      9.21       --            0.5807         17.04
---------------------------------------------------------------------------------
1996                  9.21      8.74       --            0.5454          0.98
---------------------------------------------------------------------------------
01/01/97-11/30/97     8.74      8.94       --            0.4679          7.90
---------------------------------------------------------------------------------
                              Totals:    $0.0080       $10.5393
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 11/30/97:      180.58%
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS                    TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED  DIVIDENDS PAID     RETURN/1/
---------------------------------------------------------------------------------
07/01/91-12/31/91   $ 9.59    $10.19       --          $ 0.3535         10.09%
---------------------------------------------------------------------------------
1992                 10.19     10.05       --            0.6599          5.31
---------------------------------------------------------------------------------
1993                 10.05     10.04       --            0.5821          5.78
---------------------------------------------------------------------------------
1994                 10.04      8.40       --            0.5317        (11.28)
---------------------------------------------------------------------------------
1995                  8.40      9.21       --            0.5119         16.14
---------------------------------------------------------------------------------
1996                  9.21      8.74       --            0.4789          0.22
---------------------------------------------------------------------------------
01/01/97-11/30/97     8.74      8.94       --            0.4100          7.19
---------------------------------------------------------------------------------
                              Totals:    $0.0000       $ 3.5280
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 11/30/97:       36.10%
---------------------------------------------------------------------------------

/1/ Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.
/2/ Certain distributions may contain short-term capital gains.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER U.S. GOVERNMENT INCOME FUND
PERFORMANCE RESULTS (unaudited) (concluded)

PERFORMANCE SUMMARY CLASS C SHARES

                    NET ASSET VALUE
                   ----------------- CAPITAL GAINS DIVIDENDS TOTAL
PERIOD COVERED     BEGINNING ENDING   DISTRIBUTED    PAID    RETURN/1/
----------------------------------------------------------------------
07/02/92-12/31/92   $ 10.13  $ 10.05      --       $ 0.3281    2.16%
----------------------------------------------------------------------
1993                  10.05    10.02      --         0.6089    5.85
----------------------------------------------------------------------
1994                  10.02     8.39      --         0.5557  (10.97)
----------------------------------------------------------------------
1995                   8.39     9.20      --         0.5345   16.46
----------------------------------------------------------------------
1996                   9.20     8.73      --         0.5008    0.47
----------------------------------------------------------------------
01/01/97-11/30/97      8.73     8.93      --         0.4293    7.43
----------------------------------------------------------------------
                             Totals:   $ 0.0000    $ 2.9573
----------------------------------------------------------------------
                    CUMULATIVE TOTAL RETURN AS OF 11/30/97:   21.03%
----------------------------------------------------------------------

/1/ Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included.

Note:The Fund offers Class Y shares to a limited group of investors, participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the year ended November 30, 1997, and since inception, September 11, 1991 through November 30, 1997, Class Y shares have a total return of 7.43% and 38.65%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER INVESTMENT GRADE INCOME FUND
PERFORMANCE RESULTS (unaudited)

                           NET ASSET VALUE                 TOTAL RETURN/1/
                   -------------------------------- -----------------------------
                                                      12 MONTHS       6 MONTHS
                   11/30/97  05/31/97   11/30/96    ENDED 11/30/97 ENDED 11/30/97
---------------------------------------------------------------------------------
Class A Shares      $10.85    $10.39      $10.59           9.88%         8.08%
---------------------------------------------------------------------------------
Class B Shares       10.85     10.39       10.58           9.17          7.68
---------------------------------------------------------------------------------
Class C Shares       10.85     10.39       10.59           9.34          7.81
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS                    TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED  DIVIDENDS PAID     RETURN/1/
---------------------------------------------------------------------------------
08/31/84-12/31/84   $ 9.57    $ 9.77       --         $  0.3549          5.88%
---------------------------------------------------------------------------------
1985                  9.77     10.52       --            1.3080         22.76
---------------------------------------------------------------------------------
1986                 10.52     10.75    $ 0.0125         1.2060         14.47
---------------------------------------------------------------------------------
1987                 10.75      9.55      0.0279         0.9846         (1.51)
---------------------------------------------------------------------------------
1988                  9.55      9.51       --            0.8603          8.88
---------------------------------------------------------------------------------
1989                  9.51      9.77       --            0.8363         11.98
---------------------------------------------------------------------------------
1990                  9.77      9.54       --            0.8284          6.47
---------------------------------------------------------------------------------
1991                  9.54     10.42       --            0.8180         18.56
---------------------------------------------------------------------------------
1992                 10.42     10.50       --            0.8081          8.87
---------------------------------------------------------------------------------
1993                 10.50     11.08       --            0.7920         13.35
---------------------------------------------------------------------------------
1994                 11.08      9.70       --            0.7659         (5.59)
---------------------------------------------------------------------------------
1995                  9.70     10.79       --            0.7525         19.61
---------------------------------------------------------------------------------
1996                 10.79     10.46       --            0.7287          3.98
---------------------------------------------------------------------------------
01/01/97-11/30/97    10.46     10.85       --            0.6476         10.27
---------------------------------------------------------------------------------
                              Totals:   $ 0.0404      $ 11.6913
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 11/30/97:      260.40%
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS                    TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED  DIVIDENDS PAID     RETURN/1/
---------------------------------------------------------------------------------
07/01/91-12/31/91   $ 9.79    $10.41       --         $  0.3795         10.39%
---------------------------------------------------------------------------------
1992                 10.41     10.49       --            0.7623          8.05
---------------------------------------------------------------------------------
1993                 10.49     11.08       --            0.7101         12.63
---------------------------------------------------------------------------------
1994                 11.08      9.70       --            0.6894         (6.30)
---------------------------------------------------------------------------------
1995                  9.70     10.79       --            0.6742         18.74
---------------------------------------------------------------------------------
1996                 10.79     10.45       --            0.6510          3.12
---------------------------------------------------------------------------------
01/01/97-11/30/97    10.45     10.85       --            0.5782          9.66
---------------------------------------------------------------------------------
                              Totals:   $ 0.0000      $  4.4447
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 11/30/97:       69.26%
---------------------------------------------------------------------------------

/1/ Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER INVESTMENT GRADE INCOME FUND
PERFORMANCE RESULTS (unaudited) (concluded)

PERFORMANCE SUMMARY CLASS C SHARES

                    NET ASSET VALUE
                   ----------------- CAPITAL GAINS DIVIDENDS TOTAL
PERIOD COVERED     BEGINNING ENDING   DISTRIBUTED    PAID    RETURN/1/
----------------------------------------------------------------------
07/02/92-12/31/92   $ 10.48  $ 10.50      --       $ 0.3377   3.44%
----------------------------------------------------------------------
1993                  10.50    11.08      --         0.7383  12.80
----------------------------------------------------------------------
1994                  11.08     9.70      --         0.7022  (6.07)
----------------------------------------------------------------------
1995                   9.70    10.79      --         0.6999  19.03
----------------------------------------------------------------------
1996                  10.79    10.46      --         0.6764   3.46
----------------------------------------------------------------------
01/01/97-11/30/97     10.46    10.85      --         0.6015   9.80
----------------------------------------------------------------------
                             Totals:   $ 0.0000    $ 3.7560
----------------------------------------------------------------------
                    CUMULATIVE TOTAL RETURN AS OF 11/30/97:  48.33%
----------------------------------------------------------------------

/1/ Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. No Class Y shares have been issued to date.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER HIGH INCOME FUND
PERFORMANCE RESULTS
                 (unaudited)

                           NET ASSET VALUE                 TOTAL RETURN/1/
                   -------------------------------- -----------------------------
                                                      12 MONTHS       6 MONTHS
                   11/30/97  05/31/97   11/30/96    ENDED 11/30/97 ENDED 11/30/97
---------------------------------------------------------------------------------
Class A Shares      $  7.63   $ 7.44      $ 7.35          13.59%         7.13%
---------------------------------------------------------------------------------
Class B Shares         7.63     7.44        7.35          12.76          6.74
---------------------------------------------------------------------------------
Class C Shares         7.64     7.45        7.36          13.03          6.87
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED     PAID/2/         RETURN/1/
---------------------------------------------------------------------------------
08/31/84-12/31/84   $  9.57  $  9.80    $ 0.0100      $  0.3717          6.46%
---------------------------------------------------------------------------------
1985                   9.80    10.38       --            1.4080         21.67
---------------------------------------------------------------------------------
1986                  10.38    10.36      0.0250         1.4160         14.27
---------------------------------------------------------------------------------
1987                  10.36     8.88      0.0475         1.3010         (1.98)
---------------------------------------------------------------------------------
1988                   8.88     8.44       --            1.2317          9.13
---------------------------------------------------------------------------------
1989                   8.44     7.26       --            1.0687         (1.83)
---------------------------------------------------------------------------------
1990                   7.26     5.70       --            0.9744         (8.53)
---------------------------------------------------------------------------------
1991                   5.70     7.23       --            1.0159         47.02
---------------------------------------------------------------------------------
1992                   7.23     7.93       --            0.9698         24.06
---------------------------------------------------------------------------------
1993                   7.93     8.77       --            0.8894         22.74
---------------------------------------------------------------------------------
1994                   8.77     6.96       --            0.8576        (11.69)
---------------------------------------------------------------------------------
1995                   6.96     6.92       --            0.7879         10.96
---------------------------------------------------------------------------------
1996                   6.92     7.39       --            0.7001         17.73
---------------------------------------------------------------------------------
01/01/97-11/30/97      7.39     7.63       --            0.5902         11.63
---------------------------------------------------------------------------------
                              Totals:   $ 0.0825      $ 13.5824
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 11/30/97:      309.90%
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS                    TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED  DIVIDENDS PAID     RETURN/1/
---------------------------------------------------------------------------------
07/01/91-12/31/91   $  6.85  $  7.22       --         $  0.4960         12.92%
---------------------------------------------------------------------------------
1992                   7.22     7.92       --            0.9037         23.07
---------------------------------------------------------------------------------
1993                   7.92     8.77       --            0.8237         21.97
---------------------------------------------------------------------------------
1994                   8.77     6.96       --            0.7969        (12.34)
---------------------------------------------------------------------------------
1995                   6.96     6.92       --            0.7344         10.15
---------------------------------------------------------------------------------
1996                   6.92     7.38       --            0.6466         16.70
---------------------------------------------------------------------------------
01/01/97-11/30/97      7.38     7.63       --            0.5411         11.06
---------------------------------------------------------------------------------
                              Totals:   $ 0.0000      $  4.9424
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 11/30/97:      112.37%
---------------------------------------------------------------------------------

/1/ Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.
/2/ Certain distributions may contain short-term capital gains.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER HIGH INCOME FUND
PERFORMANCE RESULTS (unaudited) (concluded)

PERFORMANCE SUMMARY CLASS C SHARES

                   NET ASSET VALUE
                   ----------------     CAPITAL GAINS     DIVIDENDS TOTAL
PERIOD COVERED     BEGINNING ENDING      DISTRIBUTED        PAID    RETURN/1/
-----------------------------------------------------------------------------
07/02/92-12/31/92   $ 7.80   $ 7.94          --           $ 0.4041    7.07%
-----------------------------------------------------------------------------
1993                  7.94     8.79          --             0.8456   22.22
-----------------------------------------------------------------------------
1994                  8.79     6.97          --             0.8185  (12.20)
-----------------------------------------------------------------------------
1995                  6.97     6.93          --             0.7528   10.40
-----------------------------------------------------------------------------
1996                  6.93     7.40          --             0.6653   17.13
-----------------------------------------------------------------------------
01/01/97-11/30/97     7.40     7.64          --             0.5582   11.14
-----------------------------------------------------------------------------
                                    Totals:$ 0.0000       $ 4.0445
-----------------------------------------------------------------------------
                           CUMULATIVE TOTAL RETURN AS OF 11/30/97:   65.15%
-----------------------------------------------------------------------------

/1/ Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. No Class Y shares have been issued to date.

PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS                            NOVEMBER 30, 1997

 PRINCIPAL
  AMOUNT                                                  INTEREST
   (000)                                MATURITY DATES     RATES      VALUE
 ---------                           -------------------- -------- ------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
 CERTIFICATES -- 39.03%
 $   169 GNMA.....................         02/15/23        8.000%  $    174,310
  10,117 GNMA.....................   01/15/16 to 09/15/20 10.500     11,128,183
   5,431 GNMA.....................   03/15/10 to 05/15/19 11.500      6,119,646
  17,648 GNMA II ARM..............         04/20/26        6.500     17,947,168
   4,358 GNMA II ARM..............   12/20/22 to 12/20/23  6.875      4,460,695
   1,731 GNMA II ARM..............         01/20/18        7.000      1,774,353
  10,000 GNMA TBA.................           TBA           7.500     10,171,880
                                                                   ------------
 Total Government National Mortgage
 Association Certificates (cost --
  $51,890,695).....................                                  51,776,235
                                                                   ------------
 FEDERAL HOME LOAN MORTGAGE
 CORPORATION CERTIFICATES -- 29.62%
  11,309 FHLMC....................   01/01/23 to 02/01/26  8.000     11,676,111
   3,704 FHLMC....................         05/01/16        8.500      3,863,921
     497 FHLMC....................   07/01/09 to 02/01/10  9.000        529,071
   1,256 FHLMC....................         11/01/16        9.750      1,365,504
     868 FHLMC....................   10/01/20 to 11/01/20 10.500        962,893
   3,443 FHLMC....................   05/01/11 to 12/01/20 11.000      3,886,863
   2,616 FHLMC....................   06/01/04 to 06/01/20 11.500      2,972,098
  14,000 FHLMC TBA................           TBA           7.000     14,030,632
                                                                   ------------
 Total Federal Home Loan Mortgage
 Corporation Certificates (cost --
  $38,745,308).....................                                  39,287,093
                                                                   ------------
 FEDERAL NATIONAL MORTGAGE
 ASSOCIATION CERTIFICATES -- 60.41%
   2,781 FNMA.....................         02/01/05        9.000      2,902,339
   4,869 FNMA.....................   04/01/10 to 12/01/15  9.250      5,193,098
     639 FNMA.....................   03/01/06 to 12/01/09  9.500        683,680
     975 FNMA.....................   04/01/10 to 06/01/19 10.250      1,075,598
   2,348 FNMA.....................   11/01/10 to 04/01/22 10.500      2,572,698
   3,256 FNMA.....................   07/01/13 to 05/01/20 11.000      3,716,186
   3,108 FNMA ARM.................         09/01/15        7.020      3,238,603
   8,675 FNMA ARM.................         09/01/26        7.101      8,881,054
  42,000 FNMA ARM.................           TBA           6.080     41,895,000
  10,000 FNMA ARM.................           TBA           6.170      9,971,875
                                                                   ------------
 Total Federal National Mortgage
 Association Certificates (cost --
  $79,534,331).....................                                  80,130,131
                                                                   ------------
 FEDERAL HOUSING ADMINISTRATION
 CERTIFICATES -- 2.79%
   3,603 FHA (cost -- $3,700,751).         12/20/29        9.680      3,700,753
                                                                   ------------
 COLLATERALIZED MORTGAGE
 OBLIGATIONS -- 5.49%
         Resolution Trust Corpora-
         tion, Series 1994-1,
   3,038 Class A2A, REMIC.........         09/25/29        7.750      3,054,745
         Ryland Mortgage Accept-
         ance Corporation, Series
   3,991 76, Class B, REMIC.......         08/01/18        9.000      4,229,184
                                                                   ------------
 Total Collateralized Mortgage Ob-
 ligations (cost -- $6,958,497)....                                   7,283,929
                                                                   ------------
 U.S. GOVERNMENT AGENCY BACKED
 NOTES -- 1.20%
         Federal National Mortgage
         Association Discount
   1,600 Notes (cost--$1,594,622).         12/23/97        5.500@     1,594,622
                                                                   ------------

PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

 PRINCIPAL
  AMOUNT                            MATURITY INTEREST
   (000)                             DATES    RATES      VALUE
 ---------                          -------- -------- ------------
 COMMERCIAL PAPER@ -- 15.61%
         Ford Motor Credit Compa-
 $ 6,400  ny.....................   01/23/98  5.620%  $  6,346,111
   4,200 IBM Credit Corporation..   01/08/98  5.700      4,174,730
         National Rural Utilities
          Cooperative Finance
   1,900  Corporation............   12/10/97  5.510      1,896,627
     600 New Center Asset Trust..   12/10/97  5.500        598,957
         Wal Mart Stores Incorpo-
   1,200  rated..................   12/01/97  5.500      1,200,000
         Wisconsin Electric Power
   6,500  Company................   12/16/97  5.520      6,485,050
                                                      ------------
 Total Commercial Paper (cost --
   $20,701,475)...................                      20,701,475
                                                      ------------
 REPURCHASE AGREEMENTS -- 5.85%
   6,500 Repurchase Agreement
          dated 11/26/97 with
          Credit Suisse First
          Boston Incorporated,
          collateralized by
          $6,244,000 U.S. Trea-
          sury Bonds, 7.125% due
          02/15/23 (value --
           $7,022,549); proceeds:
          $6,505,074.............   12/01/97  5.620      6,500,000
   1,265 Repurchase Agreement
          dated 11/28/97 with
          State Street Bank and
          Trust Company,
          collateralized by
          $945,000 U.S. Treasury
          Bonds, 9.250% due
          02/15/16 (value --
           $1,292,288); proceeds:
          $1,265,527.............   12/01/97  5.000      1,265,000
                                                      ------------
 Total Repurchase Agreements
  (cost -- $7,765,000)............                       7,765,000
                                                      ------------
 Total Investments (cost --
   $210,890,679) -- 160.00%.......                     212,239,238
 Liabilities in excess of other
  assets -- (60.00)%..............                     (79,590,128)
                                                      ------------
 Net Assets -- 100.00%............                    $132,649,110
                                                      ============

-------
@Yield to maturity for discounted securities
 ARM - Adjustable Rate Mortgage Security; the interest rate shown is the current rate at November 30, 1997.
 REMIC -- Real Estate Mortgage Investment Conduit.
 TBA - (To Be Assigned) Securities are purchased on a forward commitment basis with an approximate (generally +/-1.0%) principal amount and generally stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.



                 See accompanying notes to financial statements

PAINEWEBBER U.S. GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS                                       NOVEMBER 30, 1997

 PRINCIPAL
  AMOUNT                                    MATURITY           INTEREST
   (000)                                     DATES              RATES          VALUE
 ---------                            -------------------- ---------------- ------------
 U.S. GOVERNMENT OBLIGATIONS --
  23.35%
  $61,356+ U.S. Treasury Bonds.....    8/15/13 to 2/15/26  6.000 to 13.250% $ 82,045,082
    3,909  U.S. Treasury Notes.....         04/30/02            6.625          4,017,721
                                                                            ------------
 Total U.S. Government Obligations
 (cost -- $82,420,555)..............                                          86,062,803
                                                                            ------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CERTIFICATES --
  28.17%
   36,134  GNMA....................    1/15/24 to 3/15/26       7.500         36,845,318
    5,392  GNMA....................         11/15/17            8.500          5,741,686
      285  GNMA....................   10/15/16 to 5/15/18       9.000            309,153
      130  GNMA....................         08/15/17            9.500            141,054
    1,675  GNMA....................   06/15/11 to 2/15/16      11.000          1,859,609
   12,442  GNMA....................         09/15/20           11.500         14,020,336
   45,000  GNMA II ARM.............         12/01/27            5.500         44,887,500
                                                                            ------------
 Total Government National Mortgage
 Association Certificates
 (cost -- $103,077,416).............                                         103,804,656
                                                                            ------------
 FEDERAL HOME LOAN MORTGAGE
 CORPORATION CERTIFICATES -- 10.20%
      325  FHLMC...................         03/01/09            6.500            325,364
      179  FHLMC...................         08/01/25            7.000            179,838
   13,111  FHLMC...................         04/01/25            9.000         14,075,963
    2,257  FHLMC...................         09/01/05           10.000          2,409,329
    2,875  FHLMC...................   06/01/04 to 12/01/05     10.500          3,085,500
    5,995+ FHLMC...................         01/01/16           11.000          6,717,509
    4,856  FHLMC...................         10/01/16           11.500          5,498,122
    5,052+ FHLMC ARM...............         10/01/23            7.878          5,297,216
                                                                            ------------
 Total Federal Home Loan Mortgage
 Corporation Certificates (cost --
  $37,301,128)......................                                          37,588,841
                                                                            ------------
 FEDERAL NATIONAL MORTGAGE
 ASSOCIATION CERTIFICATES -- 19.75%
    4,702  FNMA....................   02/01/14 to 07/01/25      7.500          4,793,790
   11,947  FNMA....................         09/01/25            8.500         12,640,386
    2,497  FNMA....................         05/01/09            9.000          2,663,845
   35,000  FNMA TBA................           TBA               7.500         35,678,125
   17,055  FNMA TBA COFI ARM.......           TBA               6.089         17,012,362
                                                                            ------------
 Total Federal National Mortgage
 Association Certificates (cost --
  $72,502,082)......................                                          72,788,508
                                                                            ------------
 U.S. GOVERNMENT AGENCY BACKED
 NOTES -- 26.10%
   20,000  Federal National
            Mortgage Association
            Medium Term Note.......         09/04/07            6.970         20,437,820
   50,000  Federal National
            Mortgage Association
            Discount Note..........         12/11/97            5.600@        49,922,222
   25,405  Federal National
            Mortgage Association...   02/11/04 to 02/02/07  6.830 to 7.500    25,797,832
                                                                            ------------
 Total U.S. Government Agency Backed
 Notes (cost -- $95,214,786)........                                          96,157,874
                                                                            ------------

PAINEWEBBER U.S. GOVERNMENT INCOME FUND

 PRINCIPAL
   AMOUNT                                       MATURITY INTEREST
   (000)                                         DATES    RATES      VALUE
 ----------                                     -------- -------- ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS -- 15.40%
  $ 5,514   Amresco Commercial Mortgage
             Funding I Corporation, Series
             1997-C1, Class A1...............   06/17/29   6.730% $  5,561,676
    4,354   CS First Boston Mortgage
             Securities Corp., Series 1995-
             WF1, Class A1...................   12/21/27   6.452     4,338,553
    2,583   CS First Boston Mortgage
             Securities Corp., Series 1997-2,
             Class A.........................   06/25/20   7.500     2,637,229
      213   Collateralized Mortgage
             Obligation Trust, Series 14,
             Class Z.........................   01/01/17   8.000       215,216
    2,870   DLJ Mortgage Acceptance Corp.,
             Series 1997-CF1, Class A1A......   05/15/06   7.400     2,990,405
    7,827   DLJ Mortgage Acceptance Corp.,
             Series 1994-MFII, Class A1......   06/18/04   8.100     8,208,682
    3,948   FDIC REMIC Trust, 1996-C1, Class
             1A..............................   05/25/26   6.750     3,966,446
    7,994   FNMA REMIC Series 1987-2, Class
             Z...............................   11/25/17  11.000     9,125,470
    1,895   FNMA REMIC Series 1996-M6, Class
             E...............................   09/17/19   7.750     1,932,256
    5,132   GMAC Commercial Mortgage
             Securities, Inc., Series 1996-
             C1, Class A2A...................   09/15/03   6.790     5,202,528
    6,278   Merrill Lynch Mortgage Investors,
             Inc., Series 1996-C1, Class A1..   04/25/28   7.150     6,444,849
    6,056   Morgan Stanley Capital I
             Incorporated, Series 1997-WF1,
             Class A1........................   10/15/06   6.830     6,143,170
                                                                  ------------
 Total Collateralized Mortgage Obligations
 (cost -- $56,090,702)........................                      56,766,480
                                                                  ------------
   NUMBER
 OF OPTIONS
 ----------
 OPTIONS -- 0.02%
      100   CBT U.S. Treasury Bond (Put); par
             value $10,000,000; price 117;
             expiring Mar 98 ................                           28,125
      100   CBT U.S. Treasury Bond (Call);
             par value $10,000,000; price
             120; expiring Mar 98............                           57,813
                                                                  ------------
 Total Options (cost -- $123,075).............                          85,938
                                                                  ------------
 PRINCIPAL
   AMOUNT
   (000)
 ----------
 REPURCHASE AGREEMENT -- 3.25%
  $11,976   Repurchase agreement dated
             11/28/97 with Salomon Brothers
             Incorporated, collateralized by
             $12,007,000 U.S. Treasury Notes,
             5.875%, due 08/15/98
             (value -- $12,220,845);
             proceeds: $11,981,689 (cost --
              $11,976,000)...................   12/01/97   5.700    11,976,000
                                                                  ------------
 Total Investments (cost -- $458,705,744) --
  126.24%.....................................                     465,231,100
 Liabilities in excess of other assets --
  (26.24%)....................................                     (96,715,884)
                                                                  ------------
 Net Assets -- 100.00%........................                    $368,515,216
                                                                  ============

---------
@  Yield to maturity for discounted securities
 + Security, or portion thereof, was pledged as collateral for futures and written options transactions
ARM Adjustable Rate Mortgage Security, the interest rate shown is the current rate at November 30, 1997
CBT Chicago Board of Trade
COFI Eleventh District Federal Home Loan Bank Cost of Funds Index
REMIC Real Estate Mortgage Investment Conduit
TBA (To Be Assigned) Securities are purchased on a forward commitment basis with approximately (generally +/-1.0%) principal amount and generally stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

PAINEWEBBER U.S. GOVERNMENT INCOME FUND

WRITTEN OPTIONS

                           NUMBER                          EXPIRATION EXERCISE
                         OF OPTIONS  UNDERLYING CONTRACT      DATE     PRICE    VALUE
                         ---------- ---------------------- ---------- -------- --------
Put.....................    400     CBT U.S. Treasury Bond   Mar 98   $112.00  $ 87,500
Put.....................    200     CBT U.S. Treasury Bond   Jan 98    116.00    28,125
Call....................    400     CBT U.S. Treasury Bond   Mar 98    120.00   662,500
Call....................    200     CBT U.S. Treasury Bond   Jan 98    121.00    59,375
                                                                               --------
Total Written Options
 (Premiums Received--
 $983,425)..............                                                       $837,500
                                                                               ========

FUTURES CONTRACTS

 NUMBER OF                                      IN      EXPIRATION  UNREALIZED
 CONTRACTS                                 EXCHANGE FOR    DATE    APPRECIATION
 ---------                                 ------------ ---------- ------------
           Contract to Deliver-5 year
  100      U.S. Treasury Notes..........   $10,822,563    Mar 98    $   13,188
           Contract to Receive-30 year
   80      U.S. Treasury Bonds..........     9,415,000    Mar 98       107,500
           Contract to Receive-30 year
  297      U.S. Treasury Bonds..........    33,559,188    Dec 97     1,839,500
                                                                    ----------
                                                                    $1,960,188
                                                                    ==========

SECURITY SOLD SHORT "AGAINST THE BOX"

 PRINCIPAL
  AMOUNT
   (000)                                                                VALUE
 ---------                                                           -----------
  $35,990  GNMA TBA 7.500% (proceeds -- $36,706,056) .............   $36,698,571
                                                                     ===========


                 See accompanying notes to financial statements

PAINEWEBBER INVESTMENT GRADE INCOME FUND
PORTFOLIO OF INVESTMENTS                            NOVEMBER 30, 1997

 PRINCIPAL
  AMOUNT                                        MATURITY  INTEREST
   (000)                                         DATES     RATES      VALUE
 ---------                                      --------  -------- ------------
 CORPORATE BONDS -- 83.53%
 AIRLINES -- 3.05%
  $ 6,500  Delta Air Lines Incorporated......   12/15/22   10.375% $  8,744,086
                                                                   ------------
 BANKING -- 15.52%
    8,000  BT Institutional Capital Trust A..   12/01/26    8.090     8,388,600
    6,000  Chase Manhattan Corporation.......   08/01/04    7.875     6,130,668
    5,000  Citicorp..........................   11/01/04    8.625     5,204,520
    3,000  Greenpoint Capital Trust I........   06/01/27    9.100     3,266,391
    8,000  MBNA Corporation..................   12/01/26    8.278     8,398,800
    7,000  Providian Capital I...............   02/01/27    9.525     7,719,117
    5,000  Southtrust Bank Alabama...........   05/15/25*   7.690     5,371,115
                                                                   ------------
                                                                     44,479,211
                                                                   ------------
 BROKER/DEALER -- 4.00%
    5,000  Donaldson Lufkin & Jenrette
           Securities Corporation............   11/01/05    6.875     5,043,550
    5,800  Lehman Brothers Incorporated......   05/01/07    8.500     6,405,091
                                                                   ------------
                                                                     11,448,641
                                                                   ------------
 BUSINESS MACHINES -- 0.96%
    2,500  Digital Equipment Corporation.....   11/01/12    8.625     2,745,995
                                                                   ------------
 CABLE/COMMUNICATIONS -- 4.76%
    7,000  TCI Communications Incorporated...   03/31/27    9.650     8,075,368
    5,000  TKR Cable Incorporated............   10/30/07   10.500     5,560,455
                                                                   ------------
                                                                     13,635,823
                                                                   ------------
 DIVERSIFIED/INDUSTRIAL -- 2.68%
    2,500  Hawk Corporation..................   12/01/03   10.250     2,643,750
    5,000  Mark IV Industries Incorporated...   09/01/07    7.500     5,039,255
                                                                   ------------
                                                                      7,683,005
                                                                   ------------
 FOOD & BEVERAGES -- 2.61%
    7,000  Phillip Morris Companies
           Incorporated......................   01/15/27    7.750     7,487,179
                                                                   ------------

PAINEWEBBER INVESTMENT GRADE INCOME FUND

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES              RATES         VALUE
 ---------                            -------------------- --------------- ------------
 CORPORATE BONDS (CONTINUED)
 HEALTHCARE -- 4.47%
  $ 3,500  Columbia/HCA Healthcare
            Corporation............         02/10/10            8.700%     $  3,850,417
    5,000  MedPartners
            Incorporated...........         09/01/00            6.875         4,917,880
    4,000  Tenet Healthcare
            Corporation............         01/15/03            7.875         4,025,000
                                                                           ------------
                                                                             12,793,297
                                                                           ------------
 HOMEBUILDERS -- 0.69%
    2,000  Kaufman & Broad Home
            Corporation............         10/15/04            7.750         1,965,000
                                                                           ------------
 HOTELS/GAMING -- 4.12%
    3,443  Circus Circus
            Enterprises
            Incorporated...........         07/15/03            6.750         3,398,506
    4,000  GNS Finance Corporation.         03/15/03            9.250         4,189,632
    4,000  HMH Properties
            Incorporated...........         05/15/05            9.500         4,210,000
                                                                           ------------
                                                                             11,798,138
                                                                           ------------
 INSURANCE -- 10.04%
    2,000  Berkley (W.R.)
            Corporation............         12/15/45            8.197         2,063,098
    1,600  Chubb Corporation.......         11/15/99            8.750         1,615,398
    8,055  Lumbermans Mutual
            Casualty Company.......   07/01/26 to 12/01/37 8.300 to 9.150     8,822,285
    3,000  Markel Capital Trust....         01/01/46            8.710         3,232,275
    3,000  Orion Capital Trust I...         01/01/37            8.730         3,264,501
    3,000  Prudential Insurance
            Company of America.....         07/01/25            8.300         3,288,924
    4,000  USF&G Corporation.......         07/01/46            8.312         4,342,204
    2,000  Zurich Capital Trust....         06/01/37            8.376         2,143,076
                                                                           ------------
                                                                             28,771,761
                                                                           ------------
 LEISURE -- 1.35%
    3,800  Royal Caribbean Cruises
            Limited................         10/15/27            7.500         3,872,713
                                                                           ------------
 MEDIA -- 3.37%
    6,000  News America Holdings
            Incorporated...........   10/15/12 to 12/01/95 7.900 to 10.125    6,749,844
    3,000  Viacom Incorporated.....         01/15/16            7.625         2,900,616
                                                                           ------------
                                                                              9,650,460
                                                                           ------------
 OIL/GAS -- 4.70%
    2,500  Barrett Resources
            Corporation............         02/01/07            7.550         2,573,730
    1,500  Clark Oil & Refining....         11/15/07            8.375         1,500,000
    2,500  Gulf Canada Resources
            Limited................         03/15/17            8.250         2,706,250
    2,500  Newfield Exploration
            Company................         10/15/07            7.450         2,507,775
    3,750  Occidental Petroleum
            Corporation............         06/01/19           11.125         4,190,812
                                                                           ------------
                                                                             13,478,567
                                                                           ------------
 PRINTING/PUBLISHING -- 1.24%
    3,450  Valassis Inserts
            Incorporated...........         03/15/99            9.375         3,542,943
                                                                           ------------

PAINEWEBBER INVESTMENT GRADE INCOME FUND

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES         VALUE
 ---------                            -------------------- -------------- -----------
 CORPORATE BONDS (CONCLUDED)
 RETAIL -- 3.20%
  $ 5,950  May Department Stores
            Company................         06/15/21           9.875%     $ 6,795,197
    2,000  Shopko Stores...........         03/15/22           9.250        2,383,596
                                                                          -----------
                                                                            9,178,793
                                                                          -----------
 TELEPHONE COMPANIES &
 TELECOMMUNICATIONS -- 1.88%
    5,000  Pacific Bell............         08/15/31           8.500        5,389,665
                                                                          -----------
 UTILITIES -- 7.60%
    5,000  Commonwealth Edison
            Company................         06/15/20           9.875        5,819,585
    7,000  Cooperative Utilities...         03/15/19           9.520        7,404,894
    5,000  Louisiana Power & Light
            Company................         07/01/22           8.500        5,135,635
    3,000  Texas Utilities Electric
            Company................         05/01/21           9.750        3,409,623
                                                                          -----------
                                                                           21,769,737
                                                                          -----------
 YANKEE -- 7.29%
    5,000  Loewen Group
            International
            Incorporated...........         10/15/03           8.250        5,281,115
    5,000  Quebec Province, Canada.         07/15/23           7.500        5,307,650
    5,000  Rogers Cantel
            Incorporated...........         06/01/08           9.375        5,250,000
    5,000  Socgen Real Estate LLC..         12/29/49           7.640        5,036,910
                                                                          -----------
                                                                           20,875,675
                                                                          -----------
 Total Corporate Bonds (cost --
  $226,862,553).....................                                      239,310,689
                                                                          -----------
 U.S. GOVERNMENT OBLIGATIONS --
  6.77%
   19,225+ United States Treasury
            Notes (cost --
             $19,337,980)..........   09/30/00 to 08/15/07 5.875 to 6.125  19,393,835
                                                                          -----------
 FEDERAL NATIONAL MORTGAGE
 ASSOCIATION CERTIFICATES -- 3.97%
   11,364  FNMA (cost --
             $11,214,365)..........   08/01/27 to 10/01/27     7.000       11,381,272
                                                                          -----------
 NUMBER OF
  SHARES
 ---------
 PREFERRED STOCK -- 1.48%
 FINANCE -- 1.48%
  160,000  California Federal
            Preferred Capital
            Corporation (cost --
             $4,000,000)...........                            9.125        4,250,000
                                                                          -----------

PAINEWEBBER INVESTMENT GRADE INCOME FUND

 PRINCIPAL
  AMOUNT                                         MATURITY INTEREST
   (000)                                           DATE     RATE      VALUE
 ---------                                       -------- -------- ------------
 REPURCHASE AGREEMENT -- 2.84%
  $ 8,128  Repurchase Agreement dated 11/28/97
            with HSBC Securities Incorporated,
            collateralized by $6,353,000 U.S.
            Treasury Bonds, 8.500% due 2/15/20
            (value -- $8,290,665); proceeds:
            $8,131,861 (cost -- $8,128,000)...   12/01/97  5.700%  $  8,128,000
                                                                   ------------
 Total Investments (cost -- $269,542,898) --
  98.59%.......................................                     282,463,796
 Other assets in excess of liabilities --
  1.41%........................................                       4,040,786
                                                                   ------------
 Net Assets -- 100.00%.........................                    $286,504,582
                                                                   ============

---------
* Maturity date reflects earliest date bonds can be put back to issuer + Security, or portion thereof, was pledged as collateral for futures transactions

FUTURES CONTRACTS

 NUMBER OF                                       IN      EXPIRATION  UNREALIZED
 CONTRACTS      CONTRACTS TO DELIVER        EXCHANGE FOR    DATE    APPRECIATION
 --------- ------------------------------   ------------ ---------- ------------
  260      5 year U.S. Treasury Notes....   $28,138,688    Mar 98     $34,313
                                                                      =======


                 See accompanying notes to financial statements

PAINEWEBBER HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS                                       NOVEMBER 30, 1997

 PRINCIPAL
  AMOUNT                                         MATURITY INTEREST
   (000)                                          DATES    RATES      VALUE
 ---------                                       -------- -------- ------------
 CORPORATE BONDS -- 85.13%
 AIRLINES -- 0.63%
 $  3,500   Airplane Pass Through Trust.......   03/15/19 10.875%  $  3,937,500
                                                                   ------------
 CABLE -- 8.39%
    5,000   Cablevision Systems Corporation**.   08/15/09  8.125      5,087,500
    6,435   Echostar Satellite Broadcast
             Corporation......................   03/15/04 13.125+     5,308,875
    5,000   Fundy Cable.......................   11/15/05 11.000      5,400,000
    9,500   International CableTel
             Incorporated.....................   02/01/06 11.500+     7,148,750
   14,000#  Knology Holdings Incorporated**...   10/15/07 11.875+     7,210,000
    4,000   Pratama Datakom Asia B.V.**.......   07/15/05 12.750      3,320,000
    9,125   Telewest PLC......................   10/01/06  9.625      9,444,375
    3,325   Tevecap S.A. de C.V...............   11/26/04 12.625      2,992,500
   10,000   UIH Australia Pacific
             Incorporated.....................   05/15/06 14.000+     6,500,000
                                                                   ------------
                                                                     52,412,000
                                                                   ------------
 COMMUNICATIONS -- 14.46%
    5,305   American Communications Services..   11/01/05 13.000+     3,952,225
    6,300   Barak I.T.C International**.......   11/15/07 12.500+     3,480,750
    9,000#  Colt Telecom Group PLC............   12/15/06 12.000+     6,840,000
    5,000   Comcast Cellular Holdings
             Incorporated.....................   05/01/07  9.500      5,175,000
    5,000   Crown Castle International
             Corporation**....................   11/15/07 10.625+     3,050,000
    3,750   Globalstar L.P....................   02/15/04 11.375      3,778,125
   11,215   GST Equipment Funding
             Incorporated.....................   05/01/07 13.250     12,897,250
    8,500   Hyperion Telecommunications
             Incorporated.....................   04/15/03 13.000+     5,822,500
    5,000   ITC Deltacom Incorporated.........   06/01/07 11.000      5,362,500
   15,750   McCaw International Limited.......   04/15/07 13.000+     9,253,125
   19,000   Nextel Communications
             Incorporated.....................   08/15/04  9.750+    16,387,500
    5,750   RCN Corporation**.................   10/15/07 11.125+     3,378,125
    3,500#  Verio Incorporated**..............   06/15/04 13.500      4,130,000
    9,000   Viatel Incorporated...............   01/15/05 15.000+     6,840,000
                                                                   ------------
                                                                     90,347,100
                                                                   ------------
 CONSUMER MANUFACTURING -- 5.02%
    7,515   Apparel Ventures Incorporated.....   12/31/00 12.250      7,289,550
    4,606   Chattem Incorporated..............   06/15/04 12.750      5,181,750
    5,000   CLN Holdings Incorporated.........   05/15/01 17.004*     2,750,000
    8,000   Commemorative Brands Incorporated.   01/15/07 11.000      8,080,000
    3,500   Desa International Incorporated**.   12/15/07  9.875      3,500,000
    4,375   EKCO Group Incorporated...........   04/01/06  9.250      4,528,125
                                                                   ------------
                                                                     31,329,425
                                                                   ------------

PAINEWEBBER HIGH INCOME FUND

 PRINCIPAL
  AMOUNT                                         MATURITY INTEREST
   (000)                                          DATES    RATES      VALUE
 ---------                                       -------- -------- ------------
 CORPORATE BONDS (CONTINUED)
 ENERGY -- 2.83%
 $  4,400  Crown Central Petroleum
            Corporation.......................   02/01/05  10.875% $  4,598,000
    8,000  Petroleos Mexicanos................   09/15/27   9.500     7,800,000
    6,500  Transamerican Energy Corporation**.   06/15/02  13.000+    5,281,250
                                                                   ------------
                                                                     17,679,250
                                                                   ------------
 ENTERTAINMENT -- 1.72%
    4,250  Discovery Zone Incorporated**......   08/01/02  13.500     4,420,000
    6,332  United Artists Theatre Circuit.....   07/01/15   9.300     6,331,829
                                                                   ------------
                                                                     10,751,829
                                                                   ------------
 FINANCE -- 1.96%
    3,650  Emergent Group**...................   09/15/04  10.750     3,613,500
    2,750  Metris Companies Incorporated**....   11/01/04  10.000     2,777,500
    6,000  Olympic Financial Limited..........   03/15/07  11.500     5,880,000
                                                                   ------------
                                                                     12,271,000
                                                                   ------------
 FOOD & BEVERAGE -- 4.99%
    7,000  American Rice Incorporated.........   07/31/02  13.000     6,720,000
    5,000  Cuddy International Corporation**..   12/01/07  10.750     4,962,500
    7,000  Iowa Select Farms L.P. **..........   12/01/05  10.750     7,096,250
    5,000  Nuco2 Incorporated++...............   10/31/04  12.000     5,000,000
    7,250  Packaged Ice Incorporated..........   04/15/04  12.000     7,395,000
                                                                   ------------
                                                                     31,173,750
                                                                   ------------
 GAMING -- 0.62%
    2,000  Ameristar Casinos Incorporated**...   08/01/04  10.500     1,975,000
    1,750  Casino America Incorporated........   08/01/03  12.500     1,896,563
                                                                   ------------
                                                                      3,871,563
                                                                   ------------
 GENERAL INDUSTRIAL -- 5.79%
    3,000  Continental Global Group
            Incorporated......................   04/01/07  11.000     3,195,000
    4,250  Goss Graphic Systems Incorporated..   10/15/06  12.000     4,791,875
    8,500  Jordan Telecommunication
            Products**........................   08/01/07   9.875     8,627,500
    5,000  Poindexter J.B. Incorporated.......   05/15/04  12.500     5,037,500
    7,350  Polysindo International Finance
            Company B.V.......................   06/15/06  11.375     7,368,375
    3,000  Roller Bearing Company America
            Incorporated**....................   06/15/07   9.625     3,022,500
    4,000  W.R. Carpenter North America
            Incorporated**....................   06/15/07  10.625     4,140,000
                                                                   ------------
                                                                     36,182,750
                                                                   ------------

PAINEWEBBER HIGH INCOME FUND

 PRINCIPAL
  AMOUNT                                         MATURITY INTEREST
   (000)                                          DATES    RATES      VALUE
 ---------                                       -------- -------- ------------
 CORPORATE BONDS (CONTINUED)
 HEALTHCARE -- 0.65%
 $  4,050  Integrated Health Services
            Incorporated**....................   01/15/08   9.250% $  4,039,875
                                                                   ------------
 HOTELS & LODGING -- 1.27%
    4,000  Club Regina Resorts Incorporated**.   12/01/04  13.000     4,000,000
    3,750  HMH Properties Incorporated........   05/15/05   9.500     3,946,875
                                                                   ------------
                                                                      7,946,875
                                                                   ------------
 MEDIA -- 8.88%
    7,500  Fox Kids Worldwide Incorporated**..   11/01/07   9.250     7,143,750
    4,200  Grupo Televisa S.A. de C.V.........   05/15/06  11.875     4,662,000
    4,500  Grupo Televisa S.A. de C.V.........   05/15/08  13.250+    3,352,500
    7,500  Hollinger International Publishing.   02/01/06   9.250     7,725,000
    7,000  Source Media Incorporated**........   11/01/04  12.000     6,860,000
    5,000  Sullivan Graphics Incorporated.....   08/01/05  12.750     5,100,000
    5,175  Sun Media Corporation..............   05/15/07   9.500     5,511,375
    4,500  T.V. Azteca S.A. de C. V.**........   02/15/07  10.500     4,680,000
   10,500  Viacom Incorporated................   07/07/06   8.000    10,423,770
                                                                   ------------
                                                                     55,458,395
                                                                   ------------
 METALS & MINING -- 2.95%
    2,125  AEI Holding Incorporated**.........   11/15/07  10.000     2,151,563
    3,500  Commonwealth Aluminum Corporation..   10/01/06  10.750     3,762,500
    2,950  Easco Corporation..................   03/15/01  10.000     3,031,125
    5,250  Murrin Murrin Holdings Party
            Limited**.........................   08/31/07   9.375     5,250,000
    4,100  WCI Steel Incorporated.............   12/01/04  10.000     4,243,500
                                                                   ------------
                                                                     18,438,688
                                                                   ------------
 PACKAGING -- 6.13%
    4,000  Bear Island Paper**................   12/01/07  10.000     4,030,000
    1,750  Doman Industries Limited...........   03/15/04   8.750     1,728,125
    4,000  Four M Corporation.................   06/01/06  12.000     4,260,000
    4,500  FSW International Finance Company
            B.V...............................   11/01/06  12.500     4,050,000
    4,500  Indah Kiat International Finance
            Company B.V.......................   06/15/06  12.500     4,691,250
    6,000  Pindo Deli Finance Mauritius
            Limited**.........................   10/01/07  10.750     5,550,000
    3,000  Portola Packaging Incorporated.....   10/01/05  10.750     3,120,000
    4,500  Tjiwi Kimia Finance Maurities
            Limited**.........................   08/01/04  10.000     4,095,000
    6,250  Vicap, S.A. de C.V.**..............   05/15/07  11.375     6,781,250
                                                                   ------------
                                                                     38,305,625
                                                                   ------------
 REAL ESTATE AND BUILDINGS-- 1.97%
    4,125  D.R. Horton Incorporated...........   06/15/04   8.375     4,145,625
    4,000  Ryland Group Incorporated..........   07/01/06  10.500     4,380,000
    3,750  US Home Corporation................   08/15/07   8.880     3,806,250
                                                                   ------------
                                                                     12,331,875
                                                                   ------------

PAINEWEBBER HIGH INCOME FUND

 PRINCIPAL
  AMOUNT                                     MATURITY           INTEREST
   (000)                                      DATES              RATES          VALUE
 ---------                             -------------------- ---------------- ------------
 CORPORATE BONDS (CONCLUDED)
 RETAIL -- 4.96%
 $  5,500   Barry's Jewelers
             Incorporated...........         12/22/00            11.000%(a)  $  3,025,000
    4,750   Big 5 Corporation**.....         11/15/07            10.875         4,702,500
    5,500   Chief Auto Parts
             Incorporated...........         05/15/05            10.500         5,390,000
    6,875   CSK Auto Incorporated...         11/01/06            11.000         7,356,250
    6,000   Great American Cookie
             Incorporated...........         01/15/01            10.875         6,120,000
    4,375   Mrs. Fields Original**..         12/01/04            10.125         4,375,000
                                                                             ------------
                                                                               30,968,750
                                                                             ------------
 SUPERMARKETS & DRUGSTORES -- 1.12%
    4,000   Jitney Jungle Stores of
             America Incorporated**.         09/15/07            10.375         4,140,000
    3,000   Pueblo Xtra
             International
             Incorporated...........         08/01/03             9.500         2,857,500
                                                                             ------------
                                                                                6,997,500
                                                                             ------------
 TECHNOLOGY -- 2.57%
   12,200   Electronic Retailing
             Systems International..         02/01/04            13.250+        8,418,000
   19,500   InterAct Systems
             Incorporated...........         08/01/03            14.000+        7,605,000
                                                                             ------------
                                                                               16,023,000
                                                                             ------------
 TRANSPORTATION NON-AIR -- 5.98%
    3,750   Atlantic Express
             Transportation
             Corporation **.........         02/01/04            10.750         3,937,500
    5,500   Equimar Shipholdings
             Limited**..............         07/01/07             9.875         5,170,000
    6,000   Greater Bejing First
             Expressways**..........         06/15/07             9.500         5,340,000
    5,000   Guangzhou Shen
             Superhighway**.........         08/15/07            10.250         4,600,000
    6,750#  Navigator Gas Transport
             PLC**..................         06/30/07       10.500 to 12.000    7,265,000
    4,750   Stena Shipping..........   12/15/05 to 06/15/07  8.750 to 10.500    4,993,750
    9,750   TFM, S.A. de C.V........         06/15/09            11.750+        6,069,375
                                                                             ------------
                                                                               37,375,625
                                                                             ------------
 UTILITIES -- 2.24%
    2,250   AES Corporation**.......         11/01/07             8.500         2,210,625
    5,750   Calpine Corporation.....         02/01/04             9.250         5,850,625
    5,589   Panda Funding
             Corporation............         08/20/12            11.625         5,951,804
                                                                             ------------
                                                                               14,013,054
                                                                             ------------
 Total Corporate Bonds (cost --
  $524,446,450).....................                                          531,855,429
                                                                             ------------

PAINEWEBBER HIGH INCOME FUND

 PRINCIPAL
  AMOUNT                              MATURITY INTEREST
   (000)                               DATES    RATES      VALUE
 ---------                            -------- -------- -----------
 CONVERTIBLE BONDS -- 0.71%
 CABLE -- 0.43%
 $  2,750  International Cabletel
            Incorporated...........   06/15/08   7.000% $ 2,695,000
                                                        -----------
 COMMUNICATIONS -- 0.28%
    1,925  GST Telecommunications
            Incorporated...........   12/15/05  13.875+   1,732,500
                                                        -----------
 Total Convertible Bonds (cost --
  $4,026,406).......................                      4,427,500
                                                        -----------
 NUMBER OF
  SHARES
 ---------
 COMMON STOCK(A) -- 3.20%
 CABLE -- 0.04%
   11,282  Pegasus Communications Corporation.........      248,909
                                                        -----------
 COMMUNICATIONS -- 0.55%
   25,175  Nextel Communications Incorporated.........      635,669
   38,955  PageMart Nationwide Incorporated...........      389,550
   27,600  PageMart Wireless Incorporated.............      272,550
  337,616  Viatel Incorporated........................    2,110,100
                                                        -----------
                                                          3,407,869
                                                        -----------
 FOOD & BEVERAGE -- 0.00%
  240,000  Specialty Foods Corporation................       24,000
                                                        -----------
 GAMING -- 1.30%
  744,101  Casino America Incorporated................    2,139,290
  768,570  Colorado Gaming & Entertainment Company....    4,227,135
  541,666  Hollywood Casino Corporation...............    1,320,311
  364,322  Lady Luck Gaming Corporation...............      409,862
                                                        -----------
                                                          8,096,598
                                                        -----------
 GENERAL INDUSTRIAL -- 0.03%
    1,400  Communications & Power++...................      210,000
                                                        -----------
 MEDIA -- 0.19%
   12,000  Affiliated Newspaper Investments...........    1,200,000
                                                        -----------
 RETAIL -- 0.84%
  201,289  Barry's Jewelers Incorporated..............       56,613
  346,224  Signet Group PLC...........................    5,193,360
                                                        -----------
                                                          5,249,973
                                                        -----------
 SUPERMARKETS & DRUGSTORES -- 0.01%
   53,581  Duane Reade Corporation....................       53,581
                                                        -----------
 TECHNOLOGY -- 0.24%
  594,328  Ampex Corporation..........................    1,522,966
                                                        -----------
 Total Common Stock (cost -- $14,514,836).............   20,013,896
                                                        -----------

PAINEWEBBER HIGH INCOME FUND

 NUMBER OF
   SHARES                               VALUE
 ----------                          -----------
 PREFERRED STOCK --
  5.67%
 FINANCE -- 2.11%
    140,000 California Federal
             Preferred Capital
             Corporation............ $ 3,718,750
      5,500 Signet Capital Trust
             I**....................   5,417,500
      4,000 Superior National
             Insurance Group**......   4,040,000
                                     -----------
                                      13,176,250
                                     -----------
 GENERAL
 INDUSTRIAL -- 0.68%
     27,155 Communications &
             Power++(a).............   2,851,245
      1,250 Jordan
             Telecommunication
             Products(a)............   1,425,000
                                     -----------
                                       4,276,245
                                     -----------
 HEALTHCARE -- 0.79%
      4,750 Fresenius Medical Care
             Capital Trust..........   4,916,250
                                     -----------
 MEDIA -- 2.09%
         80 Source Media
             Incorporated(a)........   2,000,000
      9,700 Time Warner
             Incorporated(a)........  11,058,000
                                     -----------
                                      13,058,000
                                     -----------
 Total Preferred Stock (cost --
  $32,226,104)......................  35,426,745
                                     -----------
 NUMBER OF
  WARRANTS
 ----------
 WARRANTS(A) --
  0.90%
 AEROSPACE  --
   0.01%
      8,400 SabreLiner Corporation..      84,000
                                     -----------
 COMMUNICATIONS --
  0.21%
      3,750 Globalstar
             Telecommunications.....     450,000
     15,750 McCaw International
             Limited................      19,687
      9,000 RSL Communications
             Limited................     855,000
                                     -----------
                                       1,324,687
                                     -----------
 CONSUMER
 MANUFACTURING --
  0.36%
      8,350 AVI Holdings
             Incorporated...........      41,750
     11,000 Chattem Incorporated....     462,000
     14,000 IFA Capital
             Incorporated...........   1,750,000
                                     -----------
                                       2,253,750
                                     -----------
 FINANCE -- 0.02%
      6,000 Olympic Financial
             Limited................     120,000
                                     -----------
 FOOD & BEVERAGE --
  0.12%
    109,290 Nuco2 Incorporated++....       1,093
      7,250 Packaged Ice
             Incorporated...........     725,000
                                     -----------
                                         726,093
                                     -----------

PAINEWEBBER HIGH INCOME FUND

 NUMBER OF
 WARRANTS                                                             VALUE
 ---------                                                         ------------
 WARRANTS(A) (CONCLUDED)
 GAMING -- 0.05%
   76,848  Casino America Incorporated...........................  $    138,326
   10,075  HDA Management Corporation............................       201,500
                                                                   ------------
                                                                        339,826
                                                                   ------------
 RETAIL -- 0.00%
    1,080  Cookies USA Incorporated..............................         5,400
                                                                   ------------
 TECHNOLOGY--0.13%
   12,200  Electronic Retailing Systems International............       732,000
   19,500  InterAct Systems Incorporated.........................        48,750
                                                                   ------------
                                                                        780,750
                                                                   ------------
 Total Warrants (cost -- $1,884,685).............................     5,634,506
                                                                   ------------
 PRINCIPAL
  AMOUNT                                         MATURITY INTEREST
   (000)                                           DATE     RATE
 ---------                                       -------- --------
 REPURCHASE AGREEMENT -- 2.41%
  $15,038  Repurchase Agreement dated 11/28/97
            with First Chicago National Bank,
            collateralized by $14,485,000 U.S.
            Treasury Notes, 7.500% due
            11/15/01 (value -- $15,339,180);
            proceeds: $15,045,143 (cost --
             $15,038,000).....................   12/01/97  5.700%    15,038,000
                                                                   ------------
 Total Investments (cost -- $592,136,481) --
  98.02%.......................................                     612,396,076
 Other assets in excess of liabilities --
  1.98%........................................                      12,341,178
                                                                   ------------
 Net Assets -- 100.00%.........................                    $624,737,254
                                                                   ============

-------
 # Security represents a unit which is composed of the stated bond with attached warrants or common stock.
 ++Illiquid securities representing 1.3% of portfolio assets
(a) Non-income producing security
 + Denotes a step-up bond or zero coupon bond that converts to the noted fixed rate at a designated future date.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 * Yield to maturity at purchase date on zero coupon bond


                 See accompanying notes to financial statements

PAINEWEBBER
STATEMENT OF ASSETS AND LIABILITIES                            NOVEMBER 30, 1997

                          LOW DURATION
                              U.S.           U.S.       INVESTMENT
                           GOVERNMENT     GOVERNMENT      GRADE          HIGH
                           INCOME FUND   INCOME FUND   INCOME FUND    INCOME FUND
                          -------------  ------------  ------------  -------------
ASSETS
Investments in
 securities, at value
 (cost -- $210,890,679,
 $458,705,744,
 $269,542,898 and
 $592,136,481,
 respectively)..........  $ 212,239,238  $465,231,100  $282,463,796  $ 612,396,076
Cash....................       --             --            --           4,678,446
Receivable for
 investments sold.......     30,854,999    36,706,056       --          31,305,457
Dividends and interest
 receivable.............        830,310     3,320,630     6,129,638     10,219,949
Receivable for shares of
 beneficial interest
 sold...................        212,164       228,133       183,913      1,481,704
Variation margin
 receivable.............       --              45,656        20,313       --
Deferred organizational
 expenses...............         20,343       --            --            --
Other assets............         63,045        66,923        91,590         82,677
                          -------------  ------------  ------------  -------------
Total assets............    244,220,099   505,598,498   288,889,250    660,164,309
                          -------------  ------------  ------------  -------------
LIABILITIES
Payable for investments
 purchased..............    110,396,892    97,575,433       --          31,189,602
Payable for shares of
 beneficial interest
 repurchased............        383,695       746,896       866,821      1,045,641
Dividends payable.......        294,361       927,546       851,209      2,226,471
Payable to affiliates...        127,832       264,760       215,752        574,009
Security sold short, at
 value (proceeds --
  $36,706,056)..........       --          36,698,571       --            --
Outstanding options
 written................       --             837,500       --            --
Accrued expenses and
 other liabilities......        368,209        32,576       450,886        391,332
                          -------------  ------------  ------------  -------------
Total liabilities.......    111,570,989   137,083,282     2,384,668     35,427,055
                          -------------  ------------  ------------  -------------
NET ASSETS
Beneficial interest --
  $0.001 par value
 (unlimited amount
 authorized)............    249,769,524   458,950,339   301,030,931    777,767,806
Undistributed
 (distributions in
 excess of) net
 investment income......       (293,600)     (927,546)     (476,363)       315,338
Accumulated net realized
 losses from investment,
 futures and options
 transactions...........   (118,175,373)  (98,146,530)  (27,005,197)  (173,605,485)
Net unrealized
 appreciation of
 investments, futures
 and option.............      1,348,559     8,638,953    12,955,211     20,259,595
                          -------------  ------------  ------------  -------------
Net assets..............  $ 132,649,110  $368,515,216  $286,504,582  $ 624,737,254
                          =============  ============  ============  =============
CLASS A:
Net assets..............  $  33,648,124  $291,469,659  $212,472,177  $ 272,324,722
                          -------------  ------------  ------------  -------------
Shares outstanding......     14,210,476    32,593,023    19,586,157     35,676,098
                          -------------  ------------  ------------  -------------
Net asset value and
 redemption value per
 share..................          $2.37         $8.94        $10.85          $7.63
                                  =====         =====        ======          =====
Maximum offering price
 per share (net asset
 value plus sales charge
 of 4.00% of offering
 price -- 3.00% for Low
 Duration U.S.
 Government Income
 Fund)..................          $2.44         $9.31        $11.30          $7.95
                                  =====         =====        ======          =====
CLASS B:
Net assets..............  $   6,949,119  $ 42,096,904  $ 44,828,530  $ 236,656,015
                          -------------  ------------  ------------  -------------
Shares outstanding......      2,938,187     4,706,870     4,133,528     31,025,584
                          -------------  ------------  ------------  -------------
Net asset value and
 offering price per
 share..................          $2.37         $8.94        $10.85          $7.63
                                  =====         =====        ======          =====
CLASS C:
Net assets..............  $  91,700,290  $ 28,132,229  $ 29,203,875  $ 115,756,517
                          -------------  ------------  ------------  -------------
Shares outstanding......     38,768,100     3,148,821     2,692,205     15,143,416
                          -------------  ------------  ------------  -------------
Net asset value and
 offering price per
 share..................          $2.37         $8.93        $10.85          $7.64
                                  =====         =====        ======          =====
CLASS Y:
Net assets..............  $     351,577  $  6,816,424
                          -------------  ------------
Shares outstanding......        148,583       762,913
                          -------------  ------------
Net asset value,
 offering price and
 redemption value per
 share..................          $2.37         $8.93
                                  =====         =====

                 See accompanying notes to financial statements

PAINEWEBBER
STATEMENT OF OPERATIONS

                                  FOR THE YEAR ENDED NOVEMBER 30, 1997
                            ---------------------------------------------------
                            LOW DURATION
                                U.S.         U.S.      INVESTMENT
                             GOVERNMENT   GOVERNMENT      GRADE        HIGH
                            INCOME FUND   INCOME FUND  INCOME FUND  INCOME FUND
                            ------------  -----------  -----------  -----------
INVESTMENT INCOME:
Interest and dividends....   $11,004,815  $28,056,895  $23,721,042  $59,437,330
                             -----------  -----------  -----------  -----------
EXPENSES:
Investment advisory and
 administration...........       819,616    1,979,329    1,464,164    2,918,855
Service fees -- Class A...       128,460      768,384      536,444      637,875
Service and distribution
 fees -- Class B..........        73,444      507,496      489,317    2,259,154
Service and distribution
 fees -- Class C..........       786,357      236,516      220,481      770,294
Transfer agency and
 service fees.............       179,024      302,658      263,424      469,013
Custody and accounting....        95,282      201,436      172,061      302,934
Legal and audit...........        94,714       56,066      130,208      161,379
State registration fees...        62,007       47,033       85,740      122,178
Reports and notices to
 shareholders.............        59,995      112,928      140,420      178,541
Amortization of
 organizational expense...        47,130      --           --           --
Trustees' fees............        10,500       10,500       10,500       10,500
Other expenses............        34,834        6,042       21,022       94,860
                             -----------  -----------  -----------  -----------
                               2,391,363    4,228,388    3,533,781    7,925,583
                             -----------  -----------  -----------  -----------
Net investment income.....     8,613,452   23,828,507   20,187,261   51,511,747
                             -----------  -----------  -----------  -----------
REALIZED AND UNREALIZED
 GAINS (LOSSES) FROM
 INVESTMENT ACTIVITIES:
Net realized gains
 (losses) from:
 Investment transactions..     2,277,620    1,801,942    5,313,144  (12,530,231)
 Futures contracts........       --        (1,156,882)    (871,546)     --
 Options written..........       --           106,837       41,294      --
Net change in unrealized
 appreciation/depreciation
 of:
 Investments..............    (1,371,009)  (1,299,494)   1,792,456   33,236,309
 Futures .................       --         1,854,313       34,313      --
 Options written..........       --           569,711      187,556      --
                             -----------  -----------  -----------  -----------
NET REALIZED AND
 UNREALIZED GAINS FROM
 INVESTMENT ACTIVITIES....       906,611    1,876,427    6,497,217   20,706,078
                             -----------  -----------  -----------  -----------
NET INCREASE IN NET ASSETS
 RESULTING FROM
 OPERATIONS...............   $ 9,520,063  $25,704,934  $26,684,478  $72,217,825
                             ===========  ===========  ===========  ===========

                 See accompanying notes to financial statements

PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                      FOR THE YEARS ENDED
                                                         NOVEMBER 30,
                                                  ----------------------------
                                                      1997           1996
                                                  -------------  -------------
FROM OPERATIONS:
Net investment income............................ $   8,613,452  $  13,878,583
Net realized gains from investment transactions..     2,277,620        714,614
Net change in unrealized
 appreciation/depreciation of investments........    (1,371,009)      (698,960)
                                                  -------------  -------------
Net increase in net assets resulting from
 operations......................................     9,520,063     13,894,237
                                                  -------------  -------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income -- Class A.................    (2,934,509)    (5,708,538)
Net investment income -- Class B.................      (353,643)      (442,330)
Net investment income -- Class C.................    (5,305,663)    (7,717,388)
Net investment income -- Class Y.................       (20,260)       (17,499)
                                                  -------------  -------------
Total dividends to shareholders..................    (8,614,075)   (13,885,755)
                                                  -------------  -------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares.............   278,839,540     85,715,637
Cost of shares repurchased.......................  (354,526,498)  (208,663,857)
Proceeds from dividends reinvested...............     4,961,994      7,810,176
                                                  -------------  -------------
Net decrease in net assets from beneficial
 interest transactions...........................   (70,724,964)  (115,138,044)
                                                  -------------  -------------
Net decrease in net assets.......................   (69,818,976)  (115,129,562)
NET ASSETS:
Beginning of year................................   202,468,086    317,597,648
                                                  -------------  -------------
End of year...................................... $ 132,649,110  $ 202,468,086
                                                  =============  =============


                 See accompanying notes to financial statements

PAINEWEBBER U.S. GOVERNMENT INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                      FOR THE YEARS ENDED
                                                         NOVEMBER 30,
                                                  ----------------------------
                                                      1997           1996
                                                  -------------  -------------
FROM OPERATIONS:
Net investment income............................ $  23,828,507  $  30,669,358
Net realized gains (losses) from investment,
 futures and option transactions.................       751,897     (5,634,876)
Net change in unrealized
 appreciation/depreciation of investments,
 futures and options.............................     1,124,530    (11,158,030)
                                                  -------------  -------------
Net increase in net assets resulting from
 operations......................................    25,704,934     13,876,452
                                                  -------------  -------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income -- Class A.................   (18,906,488)   (23,685,897)
Net investment income -- Class B.................    (2,738,447)    (3,913,989)
Net investment income -- Class C.................    (1,784,185)    (2,575,319)
Net investment income -- Class Y.................      (399,385)      (494,153)
                                                  -------------  -------------
Total dividends to shareholders..................   (23,828,505)   (30,669,358)
                                                  -------------  -------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares.............    18,010,872     12,039,829
Cost of shares repurchased.......................  (114,604,633)  (137,034,365)
Proceeds from dividends reinvested...............    13,273,684     17,203,944
                                                  -------------  -------------
Net decrease in net assets from beneficial
 interest transactions...........................   (83,320,077)  (107,790,592)
                                                  -------------  -------------
Net decrease in net assets.......................   (81,443,648)  (124,583,498)
NET ASSETS:
Beginning of year................................   449,958,864    574,542,362
                                                  -------------  -------------
End of year...................................... $ 368,515,216  $ 449,958,864
                                                  =============  =============


                 See accompanying notes to financial statements

PAINEWEBBER INVESTMENT GRADE INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                        FOR THE YEARS ENDED
                                                           NOVEMBER 30,
                                                     --------------------------
                                                         1997          1996
                                                     ------------  ------------
FROM OPERATIONS:
Net investment income..............................  $ 20,187,261  $ 22,996,094
Net realized gains from investments, futures and
 options transactions..............................     4,482,892     3,056,319
Net change in unrealized appreciation/depreciation
 of investments, futures and options...............     2,014,325    (7,097,681)
                                                     ------------  ------------
Net increase in net assets resulting from opera-
 tions.............................................    26,684,478    18,954,732
                                                     ------------  ------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income -- Class A...................   (15,134,222)  (16,762,230)
Net investment income -- Class B...................    (3,079,256)   (3,992,202)
Net investment income -- Class C...................    (1,925,784)   (2,241,662)
                                                     ------------  ------------
Total dividends to shareholders....................   (20,139,262)  (22,996,094)
                                                     ------------  ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares...............    17,100,249    19,750,042
Cost of shares repurchased.........................   (67,140,065)  (77,068,314)
Proceeds from dividends reinvested.................    10,181,074    11,757,555
                                                     ------------  ------------
Net decrease in net assets from beneficial interest
 transactions......................................   (39,858,742)  (45,560,717)
                                                     ------------  ------------
Net decrease in net assets.........................   (33,313,526)  (49,602,079)
NET ASSETS:
Beginning of year..................................   319,818,108   369,420,187
                                                     ------------  ------------
End of year........................................  $286,504,582  $319,818,108
                                                     ============  ============


                 See accompanying notes to financial statements

PAINEWEBBER HIGH INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                       FOR THE YEARS ENDED
                                                           NOVEMBER 30,
                                                    ---------------------------
                                                        1997          1996
                                                    ------------  -------------
FROM OPERATIONS:
Net investment income.............................  $ 51,511,747  $  51,630,478
Net realized losses from investment transactions..   (12,530,231)   (16,654,074)
Net change in unrealized appreciation/depreciation
 of investments...................................    33,236,309     44,869,407
                                                    ------------  -------------
Net increase in net assets resulting from
 operations.......................................    72,217,825     79,845,811
                                                    ------------  -------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income -- Class A..................   (23,042,879)   (23,043,268)
Net investment income -- Class B..................   (18,695,781)   (18,655,102)
Net investment income -- Class C..................    (8,733,394)    (8,790,237)
                                                    ------------  -------------
Total dividends to shareholders...................   (50,472,054)   (50,488,607)
                                                    ------------  -------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares..............   188,961,439    109,863,618
Cost of shares repurchased........................  (161,226,504)  (172,117,268)
Proceeds from dividends reinvested................    21,755,402     20,920,719
                                                    ------------  -------------
Net increase (decrease) in net assets from
 beneficial interest transactions.................    49,490,337    (41,332,931)
                                                    ------------  -------------
Net increase (decrease) in net assets.............    71,236,108    (11,975,727)
NET ASSETS:
Beginning of year.................................   553,501,146    565,476,873
                                                    ------------  -------------
End of year (including undistributed net
 investment income of $315,338 at November 30,
 1997)............................................  $624,737,254  $ 553,501,146
                                                    ============  =============


                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
 PaineWebber Managed Investments Trust (the "Trust") was organized under Massa-chusetts law by a Declaration of Trust dated November 21, 1986 and is regis-tered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company. The Trust is a series mutual fund with six funds: PaineWebber Low Duration U.S. Government Income Fund ("Low Duration U.S. Government Income Fund"), PaineWebber U.S. Government Income Fund ("U.S. Government Income Fund"), PaineWebber Investment Grade Income Fund ("Investment Grade Income Fund"), PaineWebber High Income Fund ("High Income Fund") (collectively, the "Funds"), PaineWebber Utility Income Fund and PaineWebber Asia Pacific Growth Fund. The financial statements for PaineWebber Utility Income Fund and PaineWebber Asia Pacific Growth Fund are not included herein.
 Costs incurred by Low Duration U.S. Government Income Fund in connection with its organization have been deferred and are being amortized using the straight-line method not to exceed sixty months from the commencement of operations.
 Currently, each Fund offers Class A, Class B, Class C and Class Y shares. Only Low Duration U.S. Government Income Fund and U.S. Government Income Fund had Class Y shares outstanding during the period. Each class represents interests in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribu-tion charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan. Class Y shares have no service or distribution plan.
 The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assump-tions that affect the reported amounts and disclosures in the financial state-ments. Actual results could differ from those estimates. The following is a summary of significant accounting policies:
 Valuation of Investments--Where market quotations are readily available, port-folio securities are valued thereon, provided such quotations adequately re-flect the fair value of the securities, in the judgment of Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Funds. When market quotations are not readily avail-able, securities are valued based upon appraisals derived from information con-cerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as deter-mined in good faith by or under the direction of the Trust's board of trustees ("board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.
 Repurchase Agreements--The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including ac-crued interest, is at least equal to the repurchase price. In the event of de-fault of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under cer-tain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each of the Funds occasionally participates in joint repur-chase agreement transactions with other funds managed by Mitchell Hutchins.
 Investment Transactions and Investment Income--Investment transactions are re-corded on the trade date. Realized gains and losses from investment transac-tions are calculated using the identified cost method. Interest income is re-corded

NOTES TO FINANCIAL STATEMENTS
on an accrual basis. Dividend income is recorded on the ex-dividend date. Dis-counts are accreted and premiums are amortized (with the exception of U.S. Gov-ernment Income Fund) as adjustments to interest income and the identified cost of investments.
 Dollar Rolls--Low Duration U.S. Government Income Fund and U.S. Government In-come Fund may enter into transactions in which these Funds sell securities for delivery in the current month and simultaneously contract to repurchase sub-stantially similar (same type, coupon and maturity) securities on a specified future date (the "roll period"). During the roll period the Funds forego prin-cipal and interest paid on the securities. The Funds are compensated by the in-terest earned on the cash proceeds of the initial sale and by fee income or a lower repurchase price.
 Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (af-ter adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.
 Futures Contracts--Upon entering into a financial futures contract, a Fund is required to pledge to a broker an amount of cash and/or U.S. Government securi-ties equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.
 Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The U.S. Government Income Fund and Investment Grade Income Fund primarily use financial futures contracts to manage the average duration of the Fund's port-folio. However, imperfect correlations between futures contracts and the port-folio securities being hedged, or market disruptions, do not normally permit full control of these risks at all times.
 Option Writing--When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing pur-chase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying se-curity) from the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option. The U.S. Government Income Fund and Investment Grade Income Fund primarily use written options for the enhancement of income to the Funds.
 Short Sales "Against the Box"--Each Fund may engage in short sales of securi-ties it owns (short sales "against the box"). To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of a Fund, and that Fund is obligated to replace the securities bor-rowed at a date in the future. When a Fund sells

NOTES TO FINANCIAL STATEMENTS
short, it establishes a margin account with the broker effecting the short sale, and deposits collateral with the broker. In addition, that Fund maintains with its custodian, in a segregated account, the securities that could be used to cover the short sale. Each Fund will incur transaction costs, including in-terest expense, in connection with opening, maintaining and closing short sales against the box.
 The Funds might make a short sale "against the box" in order to hedge against market risks when Mitchell Hutchins believes that the price of a security may decline, thereby causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for a security owned by a Fund. In such case, any loss in a Fund's long position after the short sale should be reduced by a corresponding gain in the short position. Conversely, any gain in the long position after the short sale should be reduced by a corresponding loss in the short position. The extent to which gains or losses in the long po-sition are reduced will depend upon the amount of the securities sold short relative to the amount of the securities a Fund owns either directly or indi-rectly, and in the case where a Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.
 Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and dis-tributions from realized capital gains are determined in accordance with fed-eral income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their fed-eral tax-basis treatment; temporary differences do not require reclassifica-tion.
CONCENTRATION OF RISK
 The ability of the issuers of the debt securities including mortgage- and as-set-backed securities held by the Funds to meet their obligations may be af-fected by economic developments, including those particular to a specific in-dustry or region. Mortgage- and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayments.
WRITTEN OPTION ACTIVITY
 Transactions in options written for the year ended November 30, 1997 were as follows:

                                     U.S. GOVERNMENT       INVESTMENT GRADE
                                       INCOME FUND            INCOME FUND
                                   ---------------------  --------------------
                                   NUMBER OF              NUMBER OF
                                    OPTIONS    PREMIUMS    OPTIONS   PREMIUMS
                                   ---------  ----------  ---------  ---------
Options outstanding at November
 30, 1996.........................     1,425  $  823,092        400  $ 249,944
Options written ..................     6,525   3,299,750        --      --
Options terminated in closing
 purchase transactions............    (4,450) (2,080,411)      (400)  (249,944)
Options expired...................    (2,300) (1,059,006)       --      --
                                      ------  ----------       ----  ---------
Options outstanding at November
 30, 1997.........................     1,200  $  983,425          0  $       0
                                      ======  ==========       ====  =========

INVESTMENT ADVISER AND ADMINISTRATOR
 The Trust's board of trustees has approved an Investment Advisory and Adminis-tration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contract, each Fund pays Mitchell Hutchins an investment advisory and administration fee,

NOTES TO FINANCIAL STATEMENTS
which is accrued daily and paid monthly, at the annual rate of 0.50% of each Fund's average daily net assets. At November 30, 1997, Low Duration U.S. Gov-ernment Income Fund, U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund owed Mitchell Hutchins $57,033, $152,217, $117,647 and $254,310, respectively, in investment advisory and administration fees.
 Under a separate contract with Mitchell Hutchins ("Sub-Advisory Contract"), Pacific Investment Management Company ("PIMCO") serves as the sub-adviser for Low Duration U.S. Government Income Fund. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays PIMCO a fee, computed daily and payable monthly, in an amount equal to one-half of the advisory fee received by Mitch-ell Hutchins from the Fund.
DISTRIBUTION PLANS
 Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under sepa-rate plans of service and/or distribution pertaining to the Class A, Class B and Class C shares, each Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% and 0.50% of the average daily net assets of Class B and Class C shares, re-spectively. At November 30, 1997, Low Duration U.S. Government Income Fund, U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund owed Mitchell Hutchins $70,799, $112,543, $98,105 and $319,699, respectively, in service and distribution fees.
 Mitchell Hutchins also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent de-ferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed each Fund that for the year ended November 30, 1997, it earned $38,493, $166,478, $184,685 and $1,026,868 in sales charges for the Low Duration U.S. Government Income Fund, U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund, respectively.
SECURITY LENDING
 Each Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government se-curities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accord-ingly. Each Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, each Fund may bear the risk of delay in re-covery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation, which is included in inter-est income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the bor-rower plus reasonable administrative and custody fees. Each Fund's lending agent is PaineWebber, who received $672 in compensation from the U.S. Govern-ment Income Fund for the year ended November 30, 1997. At November 30, 1997, the Funds did not have securities loaned.
BANK LINE OF CREDIT
 Each Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for tempo-rary financing until the settlement of sale or purchase of portfolio securi-ties, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. In connection there-with, each Fund has agreed to pay a commitment fee, pro rata, based on the rel-ative asset size of the Funds in the Facility. Interest is charged to each Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended November 30, 1997, the Funds did not borrow under the Facil-ity.

NOTES TO FINANCIAL STATEMENTS
TRANSFER AGENCY SERVICE FEES
 Prior to August 1, 1997, each Fund paid PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account, plus certain out-of-pocket expenses, for certain services not provided by the Fund's transfer agent. For these serv-ices for the period ended July 31, 1997, PaineWebber earned $36,963, $73,833, $48,036, and $81,517 from Low Duration U.S. Government Income Fund, U.S. Gov-ernment Income Fund, Investment Grade Income Fund and High Income Fund, respec-tively.
 Subsequent to August 1, 1997, PaineWebber provides transfer agency related services to each Fund pursuant to a delegation of authority from PFPC, Inc., each Funds transfer agent, and is compensated for these services by PFPC, Inc., not the Funds.
INVESTMENTS IN SECURITIES
 For federal income tax purposes, the cost of securities owned at November 30, 1997 was substantially the same as the cost of securities for financial state-ment purposes.
 At November 30, 1997, the components of the net unrealized appreciation of in-vestments were as follows:

                          LOW DURATION      U.S.      INVESTMENT
                         U.S. GOVERNMENT GOVERNMENT      GRADE         HIGH
                           INCOME FUND   INCOME FUND  INCOME FUND  INCOME FUND
                         --------------- -----------  -----------  ------------
Gross appreciation
 (investments having an
 excess of value over
 cost).................    $1,753,141    $6,763,402   $13,064,637  $ 33,934,499
Gross depreciation
 (investments having an
 excess of cost over
 value)................      (404,582)     (238,046)     (143,739)  (13,674,904)
                           ----------    ----------   -----------  ------------
Net unrealized
 appreciation of
 investments...........    $1,348,559    $6,525,356   $12,920,898  $ 20,259,595
                           ==========    ==========   ===========  ============

 For the year ended November 30, 1997, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                        LOW DURATION        U.S.       INVESTMENT
                       U.S. GOVERNMENT   GOVERNMENT      GRADE         HIGH
                         INCOME FUND    INCOME FUND   INCOME FUND  INCOME FUND
                       --------------- -------------- ------------ ------------
Purchases.............  $607,236,428   $1,223,606,955 $306,444,632 $926,342,679
Sales.................  $623,574,176   $1,257,938,876 $350,850,682 $905,563,289

FEDERAL TAX STATUS
 Each Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated in-vestment companies. Accordingly, no provision for federal income taxes is re-quired. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.
 For the year ended November 30, 1997, the reclassifications arising from per-manent "book/tax" differences resulting in increases (decreases) to the compo-nents of net assets as follows:

                          UNDISTRIBUTED (DISTRIBUTIONS  ACCUMULATED
                          IN EXCESS OF) NET INVESTMENT  NET REALIZED  BENEFICIAL
                                     INCOME            GAINS (LOSSES)  INTEREST
                          ---------------------------- -------------- -----------
Low Duration U.S.
 Government Income Fund.            $149,148                 --       $  (149,148)
U.S. Government Income
 Fund...................             196,635            $28,873,567   (29,070,202)
Investment Grade Income
 Fund...................              10,103             11,682,583   (11,692,686)
High Income Fund........             135,346             47,438,076   (47,573,422)

NOTES TO FINANCIAL STATEMENTS
 Permanent "book/tax" differences are primarily attributable to the expiration of capital loss carryforwards.
 At November 30, 1997, Low Duration U.S. Government Income Fund, U.S. Govern-ment Income Fund, Investment Grade Income Fund and High Income Fund had net capital loss carryforwards of $118,175,373, $96,018,216, $26,939,638 and
$170,835,309, respectively. These loss carryforwards are available as reduc-tions, to the extent provided in the regulations, of future net realized capi-tal gains, and will expire between November 30, 1998 and November 30, 2005. To the extent that such losses are used to offset future net realized capital gains, it is probable that these gains will not be distributed.
SHARES OF BENEFICIAL INTEREST
 There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

                           CLASS A                     CLASS B                    CLASS C                  CLASS Y
                  ---------------------------  -------------------------  -------------------------  ---------------------
                     SHARES        AMOUNT        SHARES        AMOUNT       SHARES        AMOUNT      SHARES     AMOUNT
                  ------------  -------------  -----------  ------------  -----------  ------------  --------  -----------
LOW DURATION
 U.S. GOVERNMENT
 INCOME FUND
YEAR ENDED
 NOVEMBER 30,
 1997:
Shares sold.....   113,760,103  $ 267,296,194    1,233,865  $  2,895,645    3,650,806  $  8,554,742    39,524  $    92,959
Shares
 repurchased....  (130,737,967)  (307,187,448)  (1,200,248)   (2,819,918) (18,934,893)  (44,424,090)  (40,520)     (95,042)
Shares converted
 from Class B to
 Class A........       481,142      1,132,233     (481,142)   (1,132,233)     --            --          --         --
Dividends
 reinvested.....       409,516        960,304      101,318       237,798    1,596,762     3,745,544     7,819       18,348
                  ------------  -------------  -----------  ------------  -----------  ------------  --------  -----------
Net increase
 (decrease).....   (16,087,206) $ (37,798,717)    (346,207) $   (818,708) (13,687,325) $(32,123,804)    6,823  $    16,265
                  ============  =============  ===========  ============  ===========  ============  ========  ===========
YEAR ENDED
 NOVEMBER 30,
 1996:
Shares sold.....    33,345,282  $  77,185,738    1,056,888  $  2,465,649    2,528,030  $  5,896,920    71,997  $   167,330
Shares
 repurchased....   (58,723,622)  (136,218,122)  (1,671,128)   (3,877,425) (29,435,054)  (68,397,449)  (73,823)    (170,861)
Shares converted
 from Class B to
 Class A........       131,800        304,321     (131,800)     (304,321)     --            --          --         --
Dividends
 reinvested.....       878,124      2,041,079      122,139       283,662    2,354,265     5,470,009     6,638       15,426
                  ------------  -------------  -----------  ------------  -----------  ------------  --------  -----------
Net increase
 (decrease).....   (24,368,416) $ (56,686,984)    (623,901) $ (1,432,435) (24,552,759) $(57,030,520)    4,812  $    11,895
                  ============  =============  ===========  ============  ===========  ============  ========  ===========
U.S. GOVERNMENT
 INCOME FUND
YEAR ENDED
 NOVEMBER 30,
 1997:
Shares sold.....       448,305  $   3,915,986      476,566  $  4,168,910      513,532  $  4,489,464   620,112  $ 5,436,512
Shares
 repurchased....    (8,440,372)   (73,719,107)  (2,295,981)  (20,006,468)  (1,756,331)  (15,337,064) (633,559)  (5,541,994)
Shares converted
 from Class B to
 Class A........       638,153      5,617,512     (638,038)   (5,617,512)     --            --          --         --
Dividends
 reinvested.....     1,161,115     10,151,112      185,612     1,622,016      128,773     1,124,426    43,054      376,130
                  ------------  -------------  -----------  ------------  -----------  ------------  --------  -----------
Net increase
 (decrease).....    (6,192,799) $ (54,034,497)  (2,271,841) $(19,833,054)  (1,114,026) $ (9,723,174)   29,607  $   270,648
                  ============  =============  ===========  ============  ===========  ============  ========  ===========
YEAR ENDED
 NOVEMBER 30,
 1996:
Shares sold.....       306,752  $   2,704,540      497,410  $  4,426,086      256,396  $  2,270,244   299,365  $ 2,638,959
Shares
 repurchased....   (10,215,853)   (89,963,321)  (2,756,327)  (24,279,586)  (2,095,274)  (18,501,139) (492,959)  (4,290,319)
Shares converted
 from Class B to
 Class A........        68,275        595,688      (68,267)     (595,688)     --            --          --         --
Dividends
 reinvested.....     1,441,194     12,708,998      263,381     2,322,854      192,882     1,700,766    53,532      471,326
                  ------------  -------------  -----------  ------------  -----------  ------------  --------  -----------
Net decrease....    (8,399,632) $ (73,954,095)  (2,063,803) $(18,126,334)  (1,645,996) $(14,530,129) (140,062) $(1,180,034)
                  ============  =============  ===========  ============  ===========  ============  ========  ===========

NOTES TO FINANCIAL STATEMENTS
SHARES OF BENEFICIAL INTEREST
                         (concluded)



                                 CLASS A                    CLASS B                    CLASS C
                         -------------------------  -------------------------  -------------------------
                           SHARES        AMOUNT       SHARES        AMOUNT       SHARES        AMOUNT
                         -----------  ------------  -----------  ------------  -----------  ------------
INVESTMENT GRADE INCOME
FUND
YEAR ENDED NOVEMBER 30,
1997:
Shares sold.............     542,798  $  5,735,184      621,479  $  6,583,886      450,938  $  4,781,179
Shares repurchased......  (4,130,806)  (43,486,178)  (1,346,645)  (14,139,975)    (904,683)   (9,513,912)
Shares converted from
 Class B to Class A.....     802,509     8,484,160     (802,826)   (8,484,160)     --            --
Dividends reinvested....     728,494     7,676,225      146,738     1,544,887       91,141       959,962
                         -----------  ------------  -----------  ------------  -----------  ------------
Net decrease............ $(2,057,005) $(21,590,609) $(1,381,254) $(14,495,362) $  (362,604) $ (3,772,771)
                         ===========  ============  ===========  ============  ===========  ============
YEAR ENDED NOVEMBER 30,
 1996:
Shares sold.............     694,833  $  7,241,666      790,259  $  8,263,221      407,391  $  4,245,155
Shares repurchased......  (4,369,069)  (45,365,354)  (1,914,223)  (19,907,506)  (1,132,379)  (11,795,454)
Shares converted from
 Class B to Class A.....     244,309     2,526,391     (244,394)   (2,526,391)     --            --
Dividends reinvested....     822,442     8,550,479      195,960     2,037,499      112,477     1,169,577
                         -----------  ------------  -----------  ------------  -----------  ------------
Net decrease............  (2,607,485) $(27,046,818)  (1,172,398) $(12,133,177)    (612,511) $ (6,380,722)
                         ===========  ============  ===========  ============  ===========  ============
HIGH INCOME FUND
YEAR ENDED NOVEMBER 30,
 1997:
Shares sold.............   8,419,577  $ 63,247,235   10,328,507  $ 77,493,859    6,393,414  $ 48,220,345
Shares repurchased......  (9,189,251)  (69,169,822)  (7,627,276)  (57,048,223)  (4,666,813)  (35,008,459)
Shares converted from
 Class B to Class A.....   1,959,816    14,783,489   (1,960,888)  (14,783,489)     --            --
Dividends reinvested....   1,353,574    10,173,912      952,658     7,153,842      588,027     4,427,648
                         -----------  ------------  -----------  ------------  -----------  ------------
Net increase............   2,543,716  $ 19,034,814    1,693,001  $ 12,815,989    2,314,628  $ 17,639,534
                         ===========  ============  ===========  ============  ===========  ============
YEAR ENDED NOVEMBER 30,
 1996:
Shares sold.............   3,790,332  $ 27,178,599    8,214,718  $ 58,501,093    3,392,556  $ 24,183,926
Shares repurchased......  (8,288,303)  (58,543,490)  (9,936,550)  (70,304,426)  (6,108,246)  (43,269,352)
Shares converted from
 Class B to Class A.....     496,614     3,557,693     (496,939)   (3,557,693)     --            --
Dividends reinvested....   1,394,710     9,900,817      921,703     6,543,700      629,745     4,476,202
                         -----------  ------------  -----------  ------------  -----------  ------------
Net decrease............  (2,606,647) $(17,906,381)  (1,297,068) $ (8,817,326)  (2,085,945) $(14,609,224)
                         ===========  ============  ===========  ============  ===========  ============

PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                               CLASS A
                          --------------------------------------------------------
                                                                   FOR THE PERIOD
                          FOR THE YEARS ENDED NOVEMBER 30,          MAY 3, 1993#
                          ------------------------------------     TO NOVEMBER 30,
                           1997     1996      1995      1994            1993
                          -------  -------  --------  --------     ---------------
Net asset value,
 beginning of period....   $ 2.35   $ 2.34    $ 2.25    $ 2.48          $ 2.50
                           ------   ------    ------    ------          ------
Net investment income...     0.13     0.14      0.13      0.12            0.07
Net realized and
 unrealized gains
 (losses) from
 investments,
 futures and options....     0.02     0.01      0.09     (0.29)          (0.02)
                           ------   ------    ------    ------          ------
Net increase (decrease)
 in net asset value from
 operations.............     0.15     0.15      0.22     (0.17)           0.05
                           ------   ------    ------    ------          ------
Dividends from net
 investment income......    (0.13)   (0.14)    (0.13)    (0.12)          (0.07)
                           ------   ------    ------    ------          ------
Contribution to capital
 from adviser...........      --       --        --       0.06             --
                           ------   ------    ------    ------          ------
Net asset value, end of
 period.................   $ 2.37   $ 2.35    $ 2.34    $ 2.25          $ 2.48
                           ======   ======    ======    ======          ======
Total investment
 return(1)..............     6.67%    6.46%    10.25%    (4.50)%**        1.88%
                           ======   ======    ======    ======          ======
Ratios/Supplemental
 data:
Net assets, end of
 period (000's).........  $33,648  $71,216  $127,961  $158,712        $551,243
Expenses to average net
 assets(2)..............     1.04%    1.21%     1.15%     0.84%           0.81%*
Net investment income to
 average net assets(2)..     5.72%    5.84%     5.89%     5.16%           4.85%*
Portfolio turnover rate.      359%     210%      242%      246%             97%

---------

 # Commencement of issuance of shares
 * Annualized
** Net of $0.06 contribution of capital from adviser. If such contribution had not been made the total investment returns would have been (7.02)% for Class A, (7.74)% for Class B and (7.50)% for Class C.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Class A, Class B and Class C would be lower if sales charges were included. Total investment return for periods less than one year has not been annualized.
(2) During the year ended November 30, 1994 Mitchell Hutchins waived a portion of its advisory and administration fees. If such waivers had not been made the annualized ratios of expenses to average net assets, and net investment income to average net assets, respectively, would have been 0.88% and 5.12% for Class A, 1.66% and 4.35% for Class B, and 1.39% and 4.61% for Class C.

                 CLASS B                                             CLASS C
------------------------------------------------ ------------------------------------------------------
                                      FOR THE                                                FOR THE
                                       PERIOD                                                 PERIOD
    FOR THE YEARS ENDED             MAY 3, 1993#                                           MAY 3, 1993#
        NOVEMBER 30,                     TO       FOR THE YEARS ENDED NOVEMBER 30,              TO
-------------------------------     NOVEMBER 30, -------------------------------------     NOVEMBER 30,
 1997    1996    1995    1994           1993      1997      1996      1995      1994           1993
------  ------  ------  -------     ------------ -------  --------  --------  --------     ------------
$ 2.35  $ 2.34  $ 2.25   $ 2.48        $ 2.50     $ 2.35    $ 2.34    $ 2.25    $ 2.47          $ 2.50

------  ------  ------   ------        ------     ------    ------    ------    ------          ------
  0.11    0.12    0.11     0.10          0.06       0.12      0.12      0.12      0.11            0.06
  0.02    0.01    0.09    (0.29)        (0.02)      0.02      0.01      0.09     (0.28)          (0.03)

------  ------  ------   ------        ------     ------    ------    ------    ------          ------
  0.13    0.13    0.20    (0.19)         0.04       0.14      0.13      0.21     (0.17)           0.03

------  ------  ------   ------        ------     ------    ------    ------    ------          ------
 (0.11)  (0.12)  (0.11)   (0.10)        (0.06)     (0.12)    (0.12)    (0.12)    (0.11)          (0.06)

------  ------  ------   ------        ------     ------    ------    ------    ------          ------
   --      --      --      0.06           --         --        --        --       0.06             --

------  ------  ------   ------        ------     ------    ------    ------    ------          ------
$ 2.37  $ 2.35  $ 2.34   $ 2.25        $ 2.48     $ 2.37    $ 2.35    $ 2.34    $ 2.25          $ 2.47

======  ======  ======   ======        ======     ======    ======    ======    ======          ======
  5.81%   5.60%   9.30%   (5.24)%**      1.47%      6.05%     5.82%     9.60%    (4.99)%**        1.20%

======  ======  ======   ======        ======     ======    ======    ======    ======          ======
$6,949  $7,716  $9,147  $13,382       $31,706    $91,700  $123,203  $180,169  $296,182      $1,186,181
  1.87%   2.03%   2.02%    1.62%         1.62%*     1.64%     1.80%     1.75%     1.36%           1.35%*
  4.80%   4.99%   5.03%    4.40%         4.31%*     5.05%     5.22%     5.31%     4.65%           4.52%*
   359%    210%    242%     246%           97%       359%      210%      242%      246%             97%
                    CLASS Y
------------------------------------------------
      FOR THE YEARS               FOR THE PERIOD
          ENDED                     OCTOBER 20
       NOVEMBER 30,                  1995# TO
-------------------------          NOVEMBER 30,
 1997              1996               1995
-------           -------         --------------
$ 2.35            $ 2.34              $ 2.33

------            ------              ------
  0.14              0.14                0.01
  0.02              0.01                0.01

------            ------              ------
  0.16              0.15                0.02

------            ------              ------
 (0.14)            (0.14)              (0.01)

------            ------              ------
   --                --                  --

------            ------              ------
$ 2.37            $ 2.35              $ 2.34

======            ======              ======
  6.87%             6.64%               0.83%

======            ======              ======
$  352            $  333              $  321
  0.86%             0.99%               0.99%*
  5.82%             6.00%               5.87%*
   359%              210%                242%

PAINEWEBBER U.S. GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR IS PRESENTED BELOW:

                                             CLASS A
                           ----------------------------------------------------
                                 FOR THE YEARS ENDED NOVEMBER 30,
                           ----------------------------------------------------
                             1997      1996      1995         1994       1993
                           --------  --------  --------     --------   --------
Net asset value,
 beginning of year.......  $   8.86  $   9.12  $   8.50     $  10.03   $   9.98
                           --------  --------  --------     --------   --------
Net investment income....      0.54      0.55      0.58         0.60       0.67
Net realized and
 unrealized gains
 (losses) from
 investments, futures and
 options.................      0.08     (0.26)     0.62        (1.53)      0.05
                           --------  --------  --------     --------   --------
Net increase (decrease)
 from investment
 operations..............      0.62      0.29      1.20        (0.93)      0.72
                           --------  --------  --------     --------   --------
Dividends from net
 investment income.......     (0.54)    (0.55)    (0.58)       (0.60)     (0.67)
                           --------  --------  --------     --------   --------
Net asset value, end of
 year....................  $   8.94  $   8.86  $   9.12     $   8.50   $  10.03
                           ========  ========  ========     ========   ========
Total investment
 return(1)...............      7.27%     3.39%    14.70%       (9.62)%     7.38%
                           ========  ========  ========     ========   ========
Ratios/Supplemental data:
Net assets, end of year
 (000's).................  $291,470  $343,836  $430,285     $428,722   $648,923
Expenses to average net
 assets..................      0.94%     0.94%     1.03%(2)     0.95%      0.91%
Net investment income to
 average net assets......      6.15%     6.24%     6.65%(2)     6.48%      6.60%
Portfolio turnover rate..       322%      359%      206%         358%        83%

---------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include sales charges; results would be lower if sales charges were included.
(2) These ratios include non-recurring acquisition expenses of 0.03%.

                CLASS B                                          CLASS C
-----------------------------------------------  ------------------------------------------------
    FOR THE YEARS ENDED NOVEMBER 30,                 FOR THE YEARS ENDED NOVEMBER 30,
-----------------------------------------------  ------------------------------------------------
 1997     1996     1995        1994      1993     1997     1996     1995        1994       1993
-------  -------  -------     -------  --------  -------  -------  -------     -------   --------
 $ 8.87   $ 9.12   $ 8.50     $ 10.03    $ 9.98   $ 8.86   $ 9.11   $ 8.49      $10.02     $ 9.98

  -----   ------   ------     -------    ------    -----   ------   ------      ------     ------
   0.47     0.48     0.51        0.53      0.60     0.49     0.50     0.53        0.55       0.62
   0.07    (0.25)    0.63       (1.53)     0.05     0.07    (0.25)    0.63       (1.53)      0.04

  -----   ------   ------     -------    ------    -----   ------   ------      ------     ------
   0.54     0.23     1.14       (1.00)     0.65     0.56     0.25     1.16       (0.98)      0.66

  -----   ------   ------     -------    ------    -----   ------   ------      ------     ------
  (0.47)   (0.48)   (0.52)      (0.53)    (0.60)   (0.49)   (0.50)   (0.54)      (0.55)     (0.62)

  -----   ------   ------     -------    ------    -----   ------   ------      ------     ------
 $ 8.94   $ 8.87   $ 9.12     $  8.50    $10.03   $ 8.93   $ 8.86   $ 9.11      $ 8.49     $10.02

  =====   ======   ======     =======    ======    =====   ======   ======      ======     ======
   6.34%    2.72%   13.81%    (10.31)%     6.57%    6.62%    2.98%   14.12%     (10.08)%     6.75%

  =====   ======   ======     =======    ======    =====   ======   ======      ======     ======
$42,097  $61,873  $82,469     $99,581  $161,158  $28,132  $37,754  $53,832     $68,400   $143,473
   1.69%    1.70%    1.81%(2)    1.72%     1.66%    1.44%    1.45%    1.55%(2)    1.45%      1.40%
   5.40%    5.47%    5.88%(2)    5.71%     5.79%    5.66%    5.74%    6.17%(2)    5.99%      6.06%
    322%     359%     206%        358%       83%     322%     359%     206%        358%        83%

PAINEWEBBER U.S. GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR IS PRESENTED BELOW:

                                                   CLASS Y
                                      -----------------------------------------
                                       FOR THE YEARS ENDED NOVEMBER 30,
                                      -----------------------------------------
                                       1997    1996    1995       1994    1993
                                      ------  ------  ------     ------  ------
Net asset value, beginning of year..   $8.86  $ 9.11  $ 8.49     $10.02  $ 9.97

                                       -----  ------  ------     ------  ------
Net investment income...............    0.56    0.57    0.61       0.62    0.70
Net realized and unrealized gains
 (losses) from investments, futures
 and options........................    0.07   (0.25)   0.62      (1.53)   0.05

                                       -----  ------  ------     ------  ------
Net increase (decrease) from
 investment operations..............    0.63    0.32    1.23      (0.91)   0.75

                                       -----  ------  ------     ------  ------
Dividends from net investment
 income.............................   (0.56)  (0.57)  (0.61)     (0.62)  (0.70)

                                       -----  ------  ------     ------  ------
Net asset value, end of year........   $8.93  $ 8.86  $ 9.11     $ 8.49  $10.02

                                       =====  ======  ======     ======  ======
Total investment return(1)..........    7.43%   3.81%  15.06%    (9.37)%   7.69%

                                       =====  ======  ======     ======  ======
Ratios/Supplemental data:
Net assets, end of year (000's).....  $6,816  $6,495  $7,957     $4,955  $6,232
Expenses to average net assets......    0.67%   0.64%   0.71%(2)   0.65%   0.62%
Net investment income to average net
 assets.............................    6.41%   6.53%   6.96%(2)   6.76%   6.87%
Portfolio turnover rate.............     322%    359%    206%       358%     83%

---------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each year reported.
(2) These ratios include non-recurring reorganization expenses of 0.03%.

                      [This Page Intentionally Left Blank]

PAINEWEBBER INVESTMENT GRADE INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR IS PRESENTED BELOW:

                                               CLASS A
                           -----------------------------------------------------
                                 FOR THE YEARS ENDED NOVEMBER 30,
                           ------------------------------------------------
                             1997      1996      1995      1994      1993
                           --------  --------  --------  --------  --------
Net asset value,
 beginning of year.......    $10.59    $10.68    $ 9.67    $11.08    $10.38

                             ------    ------    ------    ------    ------
Net investment income....      0.74      0.73      0.76      0.77      0.79
Net realized and
 unrealized gains
 (losses) from
 investments, futures and
 options.................      0.26     (0.09)     1.01     (1.41)     0.70

                             ------    ------    ------    ------    ------
Net increase (decrease)
 from investment
 operations..............      1.00      0.64      1.77     (0.64)     1.49

                             ------    ------    ------    ------    ------
Dividends from net
 investment income.......     (0.74)    (0.73)    (0.76)    (0.77)    (0.79)

                             ------    ------    ------    ------    ------
Net asset value, end of
 year....................    $10.85    $10.59    $10.68    $ 9.67    $11.08

                             ======    ======    ======    ======    ======
Total investment
 return(1)...............      9.88%     6.33%    18.95%   (5.99)%    14.77%

                             ======    ======    ======    ======    ======
Ratios/Supplemental Data:
Net assets, end of year
 (000's).................  $212,472  $229,117  $258,898  $271,553  $204,418
Expenses to average net
 assets..................      1.03%     0.94%     0.95%     0.97%     0.96%
Net investment income to
 average net assets......      7.07%     7.02%     7.42%     7.50%     7.24%
Portfolio turnover rate..       109%      115%      149%      142%       27%

---------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include sales charges; results would be lower if sales charges were included.

                CLASS B                                       CLASS C
--------------------------------------------  --------------------------------------------
   FOR THE YEARS ENDED NOVEMBER 30,              FOR THE YEARS ENDED NOVEMBER 30,
--------------------------------------------  --------------------------------------------
 1997     1996     1995     1994      1993     1997     1996     1995     1994      1993
-------  -------  -------  -------   -------  -------  -------  -------  -------   -------
 $10.58   $10.67   $ 9.67   $11.07    $10.38   $10.59   $10.68   $ 9.67   $11.08    $10.38

 ------   ------   ------   ------    ------   ------   ------   ------   ------    ------
   0.66     0.65     0.68     0.69      0.71     0.69     0.68     0.70     0.72      0.74
   0.27    (0.09)    1.00    (1.40)     0.69     0.26    (0.09)    1.01    (1.41)     0.70

 ------   ------   ------   ------    ------   ------   ------   ------   ------    ------
   0.93     0.56     1.68    (0.71)     1.40     0.95     0.59     1.71    (0.69)     1.44

 ------   ------   ------   ------    ------   ------   ------   ------   ------    ------
  (0.66)   (0.65)   (0.68)   (0.69)    (0.71)   (0.69)   (0.68)   (0.70)   (0.72)    (0.74)

 ------   ------   ------   ------    ------   ------   ------   ------   ------    ------
 $10.85   $10.58   $10.67   $ 9.67    $11.07   $10.85   $10.59   $10.68   $ 9.67    $11.08

 ======   ======   ======   ======    ======   ======   ======   ======   ======    ======
   9.17%    5.54%   17.97%   (6.60)%   13.81%    9.34%    5.80%   18.37%   (6.40)%   14.21%

 ======   ======   ======   ======    ======   ======   ======   ======   ======    ======
$44,829  $58,364  $71,372  $69,359   $52,301  $29,204  $32,337  $39,150  $45,473   $47,527
   1.78%    1.68%    1.70%    1.72%     1.70%    1.53%    1.44%    1.45%    1.45%     1.44%
   6.31%    6.27%    6.67%    6.73%     6.40%    6.57%    6.51%    6.95%    6.99%     6.61%
    109%     115%     149%     142%       27%     109%     115%     149%     142%       27%

PAINEWEBBER HIGH INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR IS PRESENTED BELOW:

                                                CLASS A
                              -------------------------------------------------
                                    FOR THE YEARS ENDED NOVEMBER 30,
                              -------------------------------------------------
                                1997      1996      1995      1994       1993
                              --------  --------  --------  --------   --------
Net asset value, beginning
 of year....................    $ 7.35    $ 6.96    $ 7.14    $ 8.73     $ 7.92

                                ------    ------    ------    ------     ------
Net investment income.......      0.69      0.72      0.79      0.86       0.89
Net realized and unrealized
 gains (losses) from
 investments................      0.27      0.37     (0.17)    (1.59)      0.83

                                ------    ------    ------    ------     ------
Net increase (decrease) from
 investment operations......      0.96      1.09      0.62     (0.73)      1.72

                                ------    ------    ------    ------     ------
Dividends from net
 investment income..........     (0.68)    (0.70)    (0.80)    (0.86)     (0.91)

                                ------    ------    ------    ------     ------
Net asset value, end of
 year.......................    $ 7.63    $ 7.35    $ 6.96    $ 7.14     $ 8.73

                                ======    ======    ======    ======     ======
Total investment return(1)..     13.59%    16.55%     9.01%    (9.20)%    22.89%

                                ======    ======    ======    ======     ======
Ratios/Supplemental data:
Net assets, end of year
 (000's)....................  $272,325  $243,564  $248,619  $268,397   $360,281
Expenses to average net
 assets.....................      0.98%     0.96%     0.93%     0.91%      0.93%
Net investment income to
 average net assets.........      9.21%    10.10%    11.17%    10.43%     10.61%
Portfolio turnover rate.....       160%      142%       94%      156%       182%

-------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include sales charges; results would be lower if sales charges were included.

                  CLASS B                                            CLASS C
-------------------------------------------------  ------------------------------------------------
      FOR THE YEARS ENDED NOVEMBER 30,                  FOR THE YEARS ENDED NOVEMBER 30,
-------------------------------------------------  ------------------------------------------------
  1997      1996      1995      1994       1993      1997     1996      1995      1994       1993
--------  --------  --------  --------   --------  --------  -------  --------  --------   --------
  $ 7.35    $ 6.95    $ 7.14    $ 8.72     $ 7.91    $ 7.36   $ 6.97    $ 7.15    $ 8.74     $ 7.92

   -----     -----     -----     -----      -----     -----    -----     -----     -----      -----
    0.63      0.66      0.74      0.80       0.83      0.65     0.68      0.76      0.82       0.85
    0.27      0.39     (0.18)    (1.58)      0.82      0.27     0.38     (0.18)    (1.59)      0.82

   -----     -----     -----     -----      -----     -----    -----     -----     -----      -----
    0.90      1.05      0.56     (0.78)      1.65      0.92     1.06      0.58     (0.77)      1.67

   -----     -----     -----     -----      -----     -----    -----     -----     -----      -----
   (0.62)    (0.65)    (0.75)    (0.80)     (0.84)    (0.64)   (0.67)    (0.76)    (0.82)     (0.85)

   -----     -----     -----     -----      -----     -----    -----     -----     -----      -----
  $ 7.63    $ 7.35    $ 6.95    $ 7.14     $ 8.72    $ 7.64   $ 7.36    $ 6.97    $ 7.15     $ 8.74

   =====     =====     =====     =====      =====     =====    =====     =====     =====      =====
   12.76%    15.86%     8.05%    (9.77)%    21.89%    13.03%   15.96%     8.45%    (9.62)%    22.19%

   =====     =====     =====     =====      =====     =====    =====     =====     =====      =====
$236,656  $215,492  $212,946  $235,480   $286,525  $115,757  $94,445  $103,911  $115,196   $176,161
    1.73%     1.71%     1.68%     1.64%      1.66%     1.48%    1.47%     1.44%     1.38%      1.39%
    8.45%     9.34%    10.42%     9.66%      9.69%     8.66%    9.60%    10.63%     9.91%      9.81%
     160%      142%       94%      156%       182%      160%     142%       94%      156%       182%

PAINEWEBBER
REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
PaineWebber Managed Investments Trust

 We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of PaineWebber Low Duration U.S. Government Income Fund, PaineWebber U.S. Government Income Fund, PaineWebber Investment Grade Income Fund and PaineWebber High Income Fund (four of the portfolios of PaineWebber Managed Investments Trust) (the "Funds") as of November 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at November 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber Low Duration U.S. Government Income Fund, PaineWebber U.S. Government Income Fund, PaineWebber Investment Grade Income Fund and PaineWebber High Income Fund at November 30, 1997, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                                               LOGO


New York, New York
January 23, 1998

PAINEWEBBER
TAX INFORMATION

 We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of each Fund's fiscal year end (November 30, 1997) as to the federal tax status of distributions received by shareholders during such fiscal year from each Fund. Accordingly, we are advising you that all of the distributions paid by PaineWebber Low Duration U.S. Government Income Fund, PaineWebber U.S. Government Income Fund, PaineWebber Investment Grade Income Fund and PaineWebber High Income Fund during the fiscal year were derived from net investment income and are taxable as ordinary income. Additionally, 2.80% of the distributions paid by PaineWebber High Income Fund qualify for the dividend received deduction available for corporate shareholders.

 Dividends received by tax-exempt recipients (e.g. IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual reporting.

 Because each Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1997. The second notification, which will reflect the amounts to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and is mailed in January 1998. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each Fund.